                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-04760

                              SCUDDER ADVISOR FUNDS
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Short Range Fund

Semiannual Report to Shareholders

September 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

Scudder Lifecycle Funds

<Click Here> Portfolio Summary

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Asset Management Portfolios

<Click Here> Investment Portfolios

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary September 30, 2003

Scudder Lifecycle Long Range Fund

Average Annual Total Returns*
	6-Month++	1-Year	3-Year	5-Year	10-Year	Life of Class**
Premier Class	12.22%	16.81%	-3.04%	3.21%	8.22%	-
Investment Class(a)	11.92%	16.24%	-3.46%	2.77%	-	7.91%
S&P 500 Index+	18.45%	24.40%	-10.13%	1.00%	10.05%	10.11%
Citigroup Broad Investment Grade Bond Index++	2.75%	5.86%	9.06%	6.70%	6.96%	7.13%
Asset Allocation Index - Long Range+++	11.02%	15.61%	-2.01%	3.69%	8.71%	8.84%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

++ Total returns shown for periods of less than one year are not annualized.
Net Asset Value and Distribution Information
	Investment Class	Premier Class
Net Asset Value: 9/30/03	$ 9.75	$ 10.13
7/25/03 (inception date of Investment Class shares) and 3/31/03 (Premier Class net asset value)	$ 9.75	$ 9.17
Distribution Information: Six Months (7/25/03 through 9/30/03 for Investment Class): Income Dividends	$ .08	$ .16

Premier Class Lipper Rankings* - Flexible Portfolio Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	154	of	296	52
3-Year	84	of	216	39
5-Year	61	of	169	36
10-Year	20	of	58	34

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $5,000,000 Investment*
[] Scudder Lifecycle Long Range Fund - Premier Class [] S&P 500 Index+ [] Citigroup Broad Investment Grade Bond Index++ [] Asset Allocation Index - Long Range+++

Yearly periods ended September 30

Comparative Results*
Scudder Lifecycle Long Range Fund		1-Year	3-Year	5-Year	10-Year
Premier Class	Growth of $5,000,000	$5,840,500	$4,558,000	$5,855,500	$11,012,000
	Average annual total return	16.81%	-3.04%	3.21%	8.22%
S&P 500 Index+	Growth of $5,000,000	$6,220,000	$3,629,000	$5,254,000	$13,026,500
	Average annual total return	24.40%	-10.13%	1.00%	10.05%
Citigroup Broad Investment Grade Bond Index++	Growth of $5,000,000	$5,293,000	$6,485,000	$6,915,500	$9,798,500
	Average annual total return	5.86%	9.06%	6.70%	6.96%
Asset Allocation Index - Long Range+++	Growth of $5,000,000	$5,780,500	$4,704,500	$5,994,000	$11,531,000
	Average annual total return	15.61%	-2.01%	3.69%	8.71%

The growth of $5,000,000 is cumulative.

The minimum investment for the Premier Class is $5,000,000.

Growth of an Assumed $10,000 Investment*
[] Scudder Lifecycle Long Range Fund - Investment Class(a) [] S&P 500 Index+ [] Citigroup Broad Investment Grade Bond Index++ [] Asset Allocation Index - Long Range+++

Yearly periods ended September 30

Comparative Results*
Scudder Lifecycle Long Range Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class(a)	Growth of $10,000	$11,624	$8,998	$11,464	$21,198
	Average annual total return	16.24%	-3.46%	2.77%	7.91%
S&P 500 Index+	Growth of $10,000	$12,440	$7,258	$10,508	$25,770
	Average annual total return	24.40%	-10.13%	1.00%	10.11%
Citigroup Broad Investment Grade Bond Index++	Growth of $10,000	$10,586	$12,970	$13,831	$19,700
	Average annual total return	5.86%	9.06%	6.70%	7.13%
Asset Allocation Index - Long Range+++	Growth of $10,000	$11,561	$9,409	$11,988	$23,018
	Average annual total return	15.61%	-2.01%	3.69%	8.84%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Scudder Lifecycle Long Range Fund

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Class commenced operations on November 16, 1993. Index returns begin November 30, 1993.
a On July 25, 2003, the Investment Class of the Fund was issued in conjunction with the combination of Scudder Lifecycle Long Range Fund (the "Acquired Fund") and the Fund. The Acquired Fund was, and the Fund is, a feeder fund investing all of its investable assets in the same master portfolio, the Asset Management Portfolio. Returns shown prior to July 25, 2003 are the actual returns of the Acquired Fund.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ Citigroup Broad Investment Grade Bond Index (formerly Salomon Broad Investment Grade Bond Index) covers an all inclusive universe of institutionally traded US treasury, agency, mortgage and corporate securities.
+++ Asset Allocation Index - Long Range is calculated using the performance of three unmanaged indices representative of stocks (S&P 500 Index), bonds (Citigroup Broad Investment Grade Bond Index) and cash (Merrill Lynch 3-month T-bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 55%; bonds: 35%; cash: 10%). These results are summed to produce the aggregate benchmark. The S&P 500 Index measures the performance of 500 large US companies. The Citigroup Broad Investment Grade Bond Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Merrill Lynch 3-month T-bill Index is representative of the 3-month Treasury market.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the Fund's most up-to-date performance. On the Web, go to scudder.com.

Scudder Lifecycle Mid Range Fund

Average Annual Total Returns*
	6-Month++	1-Year	3-Year	5-Year	Life of Fund**
Investment Class	8.79%	12.20%	.18%	3.72%	7.00%
S&P 500 Index+	18.45%	24.40%	-10.13%	1.00%	9.91%
Citigroup Broad Investment Grade Bond Index++	2.75%	5.86%	9.06%	6.70%	6.98%
Asset Allocation Index - Mid Range+++	7.67%	11.41%	1.12%	4.51%	7.82%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

++ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Investment Class
Net Asset Value: 9/30/03	$ 9.41
3/31/03	$ 8.80
Distribution Information: Six Months: Income Dividends	$ .18

Investment Class Lipper Rankings* - Flexible Portfolio Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	256	of	296	87
3-Year	33	of	216	16
5-Year	50	of	169	30

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*
[] Scudder Lifecycle Mid Range Fund - Investment Class [] S&P 500 Index+ [] Citigroup Broad Investment Grade Bond Index++ [] Asset Allocation Index - Mid Range+++

Yearly periods ended September 30

Comparative Results*
Scudder Lifecycle Mid Range Fund		1-Year	3-Year	5-Year	Life of Fund**
Investment Class	Growth of $10,000	$11,220	$10,054	$12,006	$19,613
	Average annual total return	12.20%	.18%	3.72%	7.00%
S&P 500 Index+	Growth of $10,000	$12,440	$7,258	$10,508	$25,525
	Average annual total return	24.40%	-10.13%	1.00%	9.91%
Citigroup Broad Investment Grade Bond Index++	Growth of $10,000	$10,586	$12,970	$13,831	$19,536
	Average annual total return	5.86%	9.06%	6.70%	6.98%
Asset Allocation Index - Mid Range+++	Growth of $10,000	$11,141	$10,369	$12,470	$21,097
	Average annual total return	11.41%	1.12%	4.51%	7.82%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Scudder Lifecycle Mid Range Fund

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on October 14, 1993. Index returns begin October 31, 1993.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ Citigroup Broad Investment Grade Bond Index (formerly Salomon Broad Investment Grade Bond Index) covers an all inclusive universe of institutionally traded US treasury, agency, mortgage and corporate securities.
+++ Asset Allocation Index - Mid Range is calculated using the performance of three unmanaged indices representative of stocks (S&P 500 Index), bonds (Citigroup Broad Investment Grade Bond Index) and cash (Merrill Lynch 3-month T-bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 35%; bonds: 45%; cash: 20%). These results are summed to produce the aggregate benchmark. The S&P 500 Index measures the performance of 500 large US companies. The Citigroup Broad Investment Grade Bond Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Merrill Lynch 3-month T-bill Index is representative of the 3-month Treasury market.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the Fund's most up-to-date performance. On the Web, go to scudder.com.

Scudder Lifecycle Short Range Fund

Average Annual Total Returns*
	6-Month++	1-Year	3-Year	5-Year	Life of Fund**
Investment Class	5.30%	7.37%	3.43%	4.22%	6.18%
S&P 500 Index+	18.45%	24.40%	-10.13%	1.00%	9.91%
Citigroup Broad Investment Grade Bond Index++	2.75%	5.86%	9.06%	6.70%	6.98%
Asset Allocation Index - Short Range+++	4.38%	7.26%	4.39%	5.20%	6.85%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

++ Total returns shown for periods of less than one year are not annualized.
Net Asset Value and Distribution Information
Investment Class
Net Asset Value: 9/30/03	$ 10.05
3/31/03	$ 9.71
Distribution Information: Six Months: Income Dividends	$ .18

Investment Class Lipper Rankings* - Income Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	142	of	149	95
3-Year	23	of	91	25
5-Year	34	of	73	46

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*
[] Scudder Lifecycle Short Range Fund - Investment Class [] S&P 500 Index+ [] Citigroup Broad Investment Grade Bond Index++ [] Asset Allocation Index - Short Range+++

Yearly periods ended September 30

Comparative Results*
Scudder Lifecycle Short Range Fund		1-Year	3-Year	5-Year	Life of Fund**
Investment Class	Growth of $10,000	$10,737	$11,065	$12,294	$18,164
	Average annual total return	7.37%	3.43%	4.22%	6.18%
S&P 500 Index+	Growth of $10,000	$12,440	$7,258	$10,508	$25,525
	Average annual total return	24.40%	-10.13%	1.00%	9.91%
Citigroup Broad Investment Grade Bond Index++	Growth of $10,000	$10,586	$12,970	$13,831	$19,536
	Average annual total return	5.86%	9.06%	6.70%	6.98%
Asset Allocation Index - Short Range+++	Growth of $10,000	$10,726	$11,375	$12,887	$19,299
	Average annual total return	7.26%	4.39%	5.20%	6.85%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Scudder Lifecycle Short Range Fund

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on October 15, 1993. Index returns begin October 31, 1993.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ Citigroup Broad Investment Grade Bond Index (formerly Salomon Broad Investment Grade Bond Index) covers an all inclusive universe of institutionally traded US treasury, agency, mortgage and corporate securities.
+++ Asset Allocation Index - Short Range is calculated using the performance of three unmanaged indices representative of stocks (S&P 500 Index), bonds (Citigroup Broad Investment Grade Bond Index) and cash (Merrill Lynch 3-month T-bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 15%; bonds: 55%; cash: 30%). These results are summed to produce the aggregate benchmark. The S&P 500 Index measures the performance of 500 large US companies. The Citigroup Broad Investment Grade Bond Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Merrill Lynch 3-month T-bill Index is representative of the 3-month Treasury market.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the Fund's most up-to-date performance. On the Web, go to scudder.com.

Portfolio Management Review

In the following interview, Portfolio Managers Janet Campagna and Robert Wang discuss the funds' strategies and the market environment during the six-month period ended September 30, 2003.

Q: How did the funds perform during the semiannual period?

A: All three Scudder Lifecycle Funds delivered positive performance for the six-month period ended September 30, 2003. Scudder Lifecycle Short Range Fund, Scudder Lifecycle Mid Range Fund and Scudder Lifecycle Long Range Fund outperformed their Asset Allocation blended benchmarks. However, all three funds fell short of their Lipper category averages. (Please see pages 3 through 12 for additional information on the performance of each fund.) Scudder Lifecycle Short Range Fund increased 5.30% (Investment Class) compared with the Lipper Income Funds category average return of 10.14% for the period. Scudder Lifecycle Mid Range Fund rose 8.79% (Investment Class), and Scudder Lifecycle Long Range Fund was up 11.92% (Investment Class) versus the Lipper Flexible Portfolio Funds category average return of 13.86% for the six months ended September 30.1

1 The Lipper Income Funds category includes funds that normally seek a high level of current income by investing in income-producing stocks, bonds, and money market instruments.
The Lipper Flexible Portfolio Funds category includes funds that allocate investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.
It is not possible to invest directly in a Lipper category.

We believe the primary reason for the funds' under- performance relative to their Lipper categories was their conservative posture at a time when global stock markets rallied and more-aggressive asset classes such as small-cap growth stocks, high-yield bonds and emerging-markets debt performed exceptionally well. In addition, cash (money market securities) made up a significant portion of each portfolio. This was a negative for performance at a time when interest rates were low and cash underperformed most other asset classes.

We don't believe in "chasing" certain asset classes based on a short-term upward spike in performance, nor do we intend to deviate from our strategy of allocating the assets of each portfolio based on the needs of the funds' investors (as opposed to investing in whichever asset class happens to be hot for the moment). Rather, we continue to believe a strategy that focuses on diversification and seeks to identify relative value among asset classes will deliver favorable risk-adjusted performance over time.

Q: How are the funds managed?

A: The funds' allocation among different asset classes is based on our investment model, which receives various inputs from the financial markets to make determinations, such as which asset class might offer a better relative value at a particular time. Based on these determinations, we can construct a portfolio that we believe is well-suited to the environment that is likely to develop in the months and years ahead. Each fund then takes an overweight, underweight or equal position in each asset class.2 The investment allocation for each fund is as follows:

2 "Overweight" means the fund holds a larger position in a company, country or industry than the benchmark. "Underweight" means the fund holds a smaller position than the benchmark.

• Scudder Lifecycle Long Range Fund: 55% equities, 35% bonds, 10% cash

• Scudder Lifecycle Mid Range Fund: 35% equities, 45% bonds, 20% cash

• Scudder Lifecycle Short Range Fund: 15% equities, 55% bonds, 30% cash

Please see the Performance Summary disclosure for a detailed definition of each benchmark.

The funds' asset weightings,* which include the market value of futures contracts, were as follows as of the end of the semiannual period:

• Scudder Lifecycle Long Range Fund's asset weightings were 56.20% in US equities, 3.37% in international equities, 35.44% in bonds and 4.99% in cash and other short-term instruments as of September 30, 2003.

• Scudder Lifecycle Mid Range Fund's asset weightings were 36.28% in US equities, 3.44% in international equities, 54.64% in bonds and 5.64% in cash and other short-term instruments as of September 30, 2003.

• Scudder Lifecycle Short Range Fund's asset weightings were 16.04% in US equities, 2.74% international equities, 62.30% in bonds and 18.92% in cash and other short-term instruments as of September 30, 2003.

* Note: asset weightings are subject to change.

Q: How did the global stock markets perform over the past six months, and how are the funds positioned in this area?

A: Stocks performed very well during the reporting period. Coming into March 2003, the environment was unusually negative for the stock market due to a combination of sluggish economic growth, anemic corporate earnings results and fears associated with the looming war in Iraq. However, these concerns quickly faded once it became apparent that the main campaign in Iraq would be executed quickly. After reaching a low in mid-March, virtually all major markets soared during the spring and summer and finished the period solidly in positive territory. The rally extended across all regions, as the United States, Japan, Europe and the emerging markets all posted strong gains. Countries viewed as being best able to benefit from a recovery in the global economy - Japan, Germany and many emerging markets nations - generally provided the best performance during the rally. While there was some variation across markets, the stocks of smaller and higher-risk companies generally outperformed their large-cap and higher-quality counterparts. On a sector basis, the more aggressive industries, such as technology, provided the best performance.

Throughout the reporting period, the equity weighting in all three funds was raised to overweight versus the benchmark.3 This proved helpful to performance, given the strong return of stocks. In particular, we increased the weight of international equities, which our model began to favor due to relative valuations. The model began to favor Europe versus the United States because the United States had outperformed recently, and the model signaled a closing of that gap. This shift also provided exposure to Japan, which saw its equities market soar during the spring and summer.

3 Asset weightings include market value of futures contracts as of the end of the semiannual period. Please see Futures Contracts table in the investment portfolio section for each fund.

Q: How did bonds perform?

A: The past six months proved to be a time of unusual volatility in the bond market, particularly among Treasuries. The period began on a positive note as the economy remained slow and the Federal Reserve made comments to the effect that interest rates likely would remain low for quite some time, and that it would take nontraditional measures to keep long-term rates down (which the market interpreted as an intention to buy long-term bonds in the market). These factors helped drive yields to record lows (as prices rose). On June 13, 2003, the 10-year Treasury note closed with a yield of just 3.10%.

However, the environment quickly turned negative in July. The economy began to show signs of an improvement and the Fed made it clear that it would not, in fact, take active steps to support the bond market. Prices plummeted as a result. By the end of July, one of the worst months for the bond market in history, the yield on the 10-year Treasury note had soared to 4.47%. The market subsequently stabilized as the Fed became more circumspect in its comments and investors began to focus on the weak employment picture (which is a positive for bond prices). The 10-year closed with a yield of 3.94% on September 30, only slightly higher than on March 31, despite the significant volatility in the intervening period.

Overseas, international bonds were supported by slow global growth and the rising value of foreign currencies versus the US dollar. Bonds in Japan lagged, however, as investors began to anticipate a recovery in the country's economy.

Q: How were the funds positioned within fixed income?

A: The funds were overweight in fixed income for the entire period.4 This helped performance on an absolute basis and versus the benchmark, since the bond market provided positive performance for the six-month interval. However, because bonds trailed stocks by such a wide margin, the funds' substantial weighting in this asset class was a negative for performance versus the Lipper peer groups (where the funds in the Lipper categories tended to have a larger weighting in equities).

4 Asset weightings include market value of futures contracts as of the end of the semiannual period. Please see Futures Contracts table in the investment portfolio section for each fund.

The funds' weighting in international bonds was raised substantially in both the Scudder Lifecycle Short Range Fund and Scudder Lifecycle Mid Range Fund portfolios, as the model indicated that bonds in Japan had become cheap relative to those in the United States.5

5 Asset weightings include market value of futures contracts as of the end of the semiannual period. Please see Futures Contracts table in the investment portfolio section for each fund.

Q: The funds had moved to an overweight position in foreign currencies six months ago. Did this help performance?

A: Yes. International currencies such as the euro and the yen performed well versus the US dollar. Concerns that the US dollar was overvalued in light of the country's huge trade and budget deficits were fueled in late September when Treasury Secretary John Snow made comments interpreted to mean that the world would be moving to a more flexible exchange rate regime. Taking this as a signal that the United States was adopting a weak dollar policy, currency traders sold dollars heavily late in the period. The dollar closed the period at 1.16 versus the euro, compared with 1.09 at the start of the reporting period.

During the period, all three funds were overweight in foreign currencies - specifically, the Japanese yen, the euro, the pound sterling, and the Canadian and Australian dollars. In contrast, the benchmarks hold a 100% weighting in the US dollar. Our flexibility to change the fund's positioning in this area was helpful given the weakness in the US dollar.

Q: Any final thoughts for investors?

A: We encourage shareholders to look past the day-to-day volatility in the financial markets when making important investment decisions. Instead, you should be looking at your investments from the perspective of your longer-term goals, your risk tolerance, your age and your personal financial situation. Naturally, this can be extremely difficult when the markets are volatile. That's why we believe you've taken a sound step by investing in a Scudder Lifecycle Fund that commits you to a disciplined investment strategy which helps you achieve your investment goals.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary September 30, 2003

Scudder Lifecycle Long Range Fund

Asset Allocation	9/30/03	3/31/03

Common Stocks	55%	57%
Bonds	35%	38%
Short-Term Investments	10%	5%
	100%	100%

Five Largest Equity Holdings at September 30, 2003 (7.9% of Portfolio)
1. Microsoft Corp. Developer of computer software	1.8%
2. General Electric Co. Industrial conglomerate	1.8%
3. Wal-Mart Stores, Inc. Operator of discount stores	1.5%
4. ExxonMobil Corp. Explorer and producer of oil and gas	1.4%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	1.4%

Five Largest Fixed Income Long-Term Securities at September 30, 2003 (5.0% of Portfolio)
1. US Treasury Bond 6.0%, 2/15/2026	1.5%
2. US Treasury Note 6.125%, 8/15/2007	1.3%
3. Conseco Finance 7.6%, 11/15/2029	.8%
4. Greenpoint Manufactured Housing 7.33%, 8/15/2020	.7%
5. Federal National Mortgage Association 5.0%, 10/1/2018	.7%

Asset allocation is based on market value of total investments in the Portfolio and is subject to change. Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 41. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Scudder Lifecycle Mid Range Fund

Asset Allocation	9/30/03	3/31/03

Bonds	44%	49%
Common Stocks	34%	37%
Short-Term Investments	22%	14%
	100%	100%

Five Largest Equity Holdings at September 30, 2003 (4.9% of Portfolio)
1. Microsoft Corp. Developer of computer software	1.1%
2. General Electric Co. Industrial conglomerate	1.1%
3. Wal-Mart Stores, Inc. Operator of discount stores	0.9%
4. ExxonMobil Corp. Explorer and producer of oil and gas	0.9%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	0.9%

Five Largest Fixed Income Long-Term Securities at September 30, 2003 (7.4% of Portfolio)
1. US Treasury Bond 6.00%, 2/15/2026	1.9%
2. Conseco Finance 5.21%, 11/15/2029	1.5%
3. Greenpoint Manufactured Housing 7.33%, 8/15/2020	1.4%
4. Conseco Finance Securitizations Corp. 6.21%, 7/1/2032	1.4%
5. US Treasury Note 5.00%, 8/15/2011	1.2%

Asset allocation is based on market value of total investments in the Portfolio and is subject to change. Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 60. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Scudder Lifecycle Short Range Fund

Asset Allocation	9/30/03	3/31/03

Bonds	54%	59%
Short-Term Investments	31%	25%
Common Stocks	15%	16%
	100%	100%

Five Largest Equity Holdings at September 30, 2003 (2.2% of Portfolio)
1. Microsoft Corp. Developer of computer software	0.5%
2. General Electric Co. Industrial conglomerate	0.5%
3. Wal-Mart Stores, Inc. Operator of discount stores	0.4%
4. ExxonMobil Corp. Explorer and producer of oil and gas	0.4%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	0.4%

Five Largest Fixed Income Long-Term Securities at September 30, 2003 (10.1% of Portfolio)
1. US Treasury Bond 6.0%, 2/15/2026	2.6%
2. Conseco Finance 7.6%, 11/15/2029	2.2%
3. Greenpoint Manufactured Housing 7.33%, 8/15/2020	2.1%
4. Federal National Mortgage Association 6.361%, 7/1/2008	1.7%
5. Virginia, Multi Family Housing Revenue 6.51%, 5/1/2019	1.5%

Asset allocation is based on market value of total investments in the Portfolio and is subject to change. Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 78. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2003 (Unaudited)
Assets	Long Range Fund	Mid Range Fund	Short Range Fund
Investment in Portfolio, at value(a)	$ 702,482,896	$ 62,960,821	$ 20,709,764
Receivable for Fund shares sold	286,452	139,042	9,519
Other assets	33,904	22,230	13,260
Total assets	702,803,252	63,122,093	20,732,543
Liabilities
Due to custodian bank	337,642	-	-
Payable for Fund shares redeemed	368,815	13,684	52,547
Other accrued expenses and payables	46,344	70,375	24,149
Total liabilities	752,801	84,059	76,696
Net assets, at value	$ 702,050,451	$ 63,038,034	$ 20,655,847
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(558,176)	(191,620)	(52,153)
Net unrealized appreciation (depreciation) on investment, futures and foreign currency transactions	32,711,292	2,116,155	669,429
Accumulated net realized gain (loss)	(54,509,958)	(8,126,980)	(1,316,781)
Paid-in capital	724,407,293	69,240,479	21,355,352
Net assets, at value	$ 702,050,451	$ 63,038,034	$ 20,655,847
Net Asset Value
Investment Class Net assets applicable to shares outstanding	$ 59,090,746	$ 63,038,034	$ 20,655,847
Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	6,061,282	6,700,520	2,055,461
Net Asset Value, offering and redemption price per share	$ 9.75	$ 9.41	$ 10.05
Premier Class Net assets applicable to shares outstanding	$ 642,959,705	$ -	$ -
Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	63,475,369	-	-
Net Asset Value, offering and redemption price per share	$ 10.13	$ -	$ -

a Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2003 (Unaudited)
Investment Income	Long Range Fund	Mid Range Fund	Short Range Fund
Total investment income allocated from the Portfolio(a): Dividends - Unaffiliated issuers(b)	$ 2,977,331	$ 135,035	$ 10,937
Dividends - Affiliated issuers	70,940	36,803	13,726
Interest	5,253,010	721,624	279,811
Expenses(c)	(1,765,174)	(177,238)	(58,457)
Net investment income (loss) allocated from the Portfolio	6,536,107	716,224	246,017
Expenses: Administrator service fees	533,295	191,839	63,269
Auditing	6,718	6,718	14,899
Legal	6,568	18,359	8,618
Trustees' fees and expenses	2,525	8,719	2,848
Reports to shareholders	13,086	6,467	7,350
Registration fees	-	3,971	7,400
Other	2,325	2,025	1,872
Total expenses, before expense reductions	564,517	238,098	106,256
Expense reductions	(521,322)	(119,227)	(67,376)
Total expenses, after expense reductions	43,195	118,871	38,880
Net investment income (loss)	6,492,912	597,353	207,137
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investment	3,319,758	477,736	183,180
Futures	1,344,862	166,382	10,634
Foreign currency related transactions	2,350,337	309,100	76,699
	7,014,957	953,218	270,513
Net unrealized appreciation (depreciation) during the period on investment, futures, and foreign currency transactions	54,571,082	3,186,853	438,048
Net gain (loss) on investment transactions	61,586,039	4,140,071	708,561
Net increase (decrease) in net assets resulting from operations	$ 68,078,951	$ 4,737,424	$ 915,698

a Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.
b Net of foreign taxes withheld of $372, $22 and none, respectively.
c For the six months ended September 30, 2003, Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III waived fees in the amounts of $545,286, $88,309 and $36,888, which were allocated to the Lifecycle Long Range Fund, Lifecycle Mid Range Fund and Lifecycle Short Range Fund, respectively.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Long Range Fund
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003[a]
Operations: Net investment income (loss)	$ 6,492,912	$ 10,575,288
Net realized gain (loss) on investment transactions	7,014,957	(51,547,154)
Net unrealized appreciation (depreciation) on investment transactions during the period	54,571,082	(11,253,078)
Net increase (decrease) in net assets resulting from operations	68,078,951	(52,224,944)
Distributions to shareholders from: Net investment income Investment Class	(451,067)	-
Premier Class	(10,023,688)	(18,069,835)
Fund share transactions: Proceeds from shares sold	67,160,328	309,641,247
Reinvestment of distributions	10,473,329	18,067,863
Net assets acquired in tax-free reorganization	58,476,295	-
Cost of shares redeemed	(40,110,519)	(146,769,962)
Net increase (decrease) in net assets from Fund share transactions	95,999,433	180,939,148
Increase (decrease) in net assets	153,603,629	110,644,369
Net assets at beginning of period	548,446,822	437,802,453
Net assets at end of period (including accumulated distributions in excess of net investment loss and undistributed net investment income of $558,176 and $3,423,667, respectively)	$ 702,050,451	$ 548,446,822

a Information shown in year ended March 31, 2003 only includes the Premier Class. Prior to July 25, 2003 the Investment Class was not part of this Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Mid Range Fund
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income (loss)	$ 597,353	$ 1,543,774
Net realized gain (loss) on investment transactions	953,218	(4,903,415)
Net unrealized appreciation (depreciation) on investment transactions during the period	3,186,853	(376,708)
Net increase (decrease) in net assets resulting from operations	4,737,424	(3,736,349)
Distributions to shareholders from: Net investment income	(1,112,013)	(2,515,099)
Fund share transactions: Proceeds from shares sold	13,025,043	16,817,393
Reinvestment of distributions	1,111,933	2,514,918
Cost of shares redeemed	(6,675,127)	(33,525,854)
Net increase (decrease) in net assets from Fund share transactions	7,461,849	(14,193,543)
Increase (decrease) in net assets	11,087,260	(20,444,991)
Net assets at beginning of period	51,950,774	72,395,765
Net assets at end of period (including accumulated distributions in excess of and undistributed net investment income of $191,620 and $323,040, respectively)	$ 63,038,034	$ 51,950,774

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Short Range Fund
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income (loss)	$ 207,137	$ 613,676
Net realized gain (loss) on investment transactions	270,513	(635,303)
Net unrealized appreciation (depreciation) on investment transactions during the period	438,048	202,196
Net increase (decrease) in net assets resulting from operations	915,698	180,569
Distributions to shareholders from: Net investment income	(346,104)	(981,687)
Fund share transactions: Proceeds from shares sold	7,439,482	14,717,653
Reinvestment of distributions	344,295	977,058
Cost of shares redeemed	(4,494,655)	(23,015,246)
Net increase (decrease) in net assets from Fund share transactions	3,289,122	(7,320,535)
Increase (decrease) in net assets	3,858,716	(8,121,653)
Net assets at beginning of period	16,797,131	24,918,784
Net assets at end of period (including accumulated distributions in excess of and undistributed net investment income of $52,153 and $86,814, respectively)	$ 20,655,847	$ 16,797,131

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Lifecycle Long Range Fund

Investment Class
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.03
Net realized and unrealized gain (loss) on investment transactions	.05
Total from investment operations	.08
Less distributions from: Net investment income	(.08)
Net asset value, end of period	$ 9.75
Total Return (%)[c]	11.92**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59
Ratio of expenses before expense reductions, including expenses allocated from the Asset Management Portfolio (%)	1.23*
Ratio of expenses after expense reductions, including expenses allocated from the Asset Management Portfolio (%)	1.00*
Ratio of net investment income (loss) (%)	1.69*
[a] For the period July 25, 2003 (commencement of operations of Investment Class shares) to September 30, 2003 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Scudder Lifecycle Long Range Fund

Premier Class
Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 9.17	$ 10.92	$ 10.98	$ 14.44	$ 13.11	$ 14.50
Income (loss) from investment operations: Net investment income (loss)	.09[b]	.25[b]	.31	.41	.33	.47
Net realized and unrealized gain (loss) on investment transactions	1.03	(1.53)	(.08)	(1.79)	1.44	1.29
Total from investment operations	1.12	(1.28)	.23	(1.38)	1.77	1.76
Less distributions from: Net investment income	(.16)	(.47)	(.28)	(.30)	(.31)	(.45)
In excess of net investment income	-	-	-	-	-	(.27)
Net realized gains on investment transactions	-	-	(.01)	(1.78)	(.13)	(2.43)
Total distributions	(.16)	(.47)	(.29)	(2.08)	(.44)	(3.15)
Net asset value, end of period	$ 10.13	$ 9.17	$ 10.92	$ 10.98	$ 14.44	$ 13.11
Total Return (%)[c]	12.22**	(11.88)	2.13	(10.90)	13.83	12.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	643	548	438	417	512	570
Ratio of expenses before expense reductions, including expenses allocated from the Asset Management Portfolio (%)	.71*	.93	.91	.93	.93	.93
Ratio of expenses after expense reductions, including expenses allocated from the Asset Management Portfolio (%)	.55*	.55	.55	.59	.60	.60
Ratio of net investment income (loss) (%)	1.90*	2.61	2.84	3.20	2.69	2.89
[a] For the six months ended September 30, 2003 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Scudder Lifecycle Mid Range Fund

Investment Class
Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 8.80	$ 9.75	$ 9.78	$ 11.38	$ 10.60	$ 12.32
Income (loss) from investment operations:
Net investment income (loss)	.09[b]	.25[b]	.30	.42	.32	.32
Net realized and unrealized gain (loss) on investment transactions	.70	(.80)	(.06)	(.86)	.71	.84
Total from investment operations	.79	(.55)	.24	(.44)	1.03	1.16
Less distributions from: Net investment income	(.18)	(.40)	(.27)	(.33)	(.23)	(.38)
Net realized gains on investment transactions	-	-	-	(.83)	(.02)	(2.32)
Distributions in excess of net realized gain	-	-	-	-	-	(.18)
Total distributions	(.18)	(.40)	(.27)	(1.16)	(.25)	(2.88)
Net asset value, end of period	$ 9.41	$ 8.80	$ 9.75	$ 9.78	$ 11.38	$ 10.60
Total Return (%)[c]	8.79**	(5.63)	2.48	(4.25)	9.80	10.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63	52	72	81	99	78
Ratio of expenses before expense reductions, including expenses allocated from Asset Management Portfolio II (%)	1.41*	1.56	1.54	1.51	1.51	1.51
Ratio of expenses after expense reductions, including expenses allocated from Asset Management Portfolio II (%)	1.00*	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income (loss) (%)	2.02*	2.68	3.04	3.86	3.03	2.75
[a] For the six months ended September 30, 2003 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Scudder Lifecycle Short Range Fund

Investment Class
Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 9.71	$ 10.08	$ 10.05	$ 10.54	$ 10.23	$ 10.82
Income (loss) from investment operations:
Net investment income (loss)	.11[b]	.29[b]	.38	.48	.39	.40
Net realized and unrealized gain (loss) on investment transactions	.41	(.21)	(.04)	(.21)	.18	.43
Total from investment operations	.52	.08	.34	.27	.57	.83
Less distributions from: Net investment income	(.18)	(.45)	(.31)	(.40)	(.26)	(.44)
Net realized gains on investment transactions	-	-	-	(.36)	-	(.76)
Distributions in excess of net investment income	-	-	-	-	-	(.22)
Total distributions	(.18)	(.45)	(.31)	(.76)	(.26)	(1.42)
Net asset value, end of period	$ 10.05	$ 9.71	$ 10.08	$ 10.05	$ 10.54	$ 10.23
Total Return (%)[c]	5.30**	.83	3.42	2.52	5.76	7.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	17	25	30	38	45
Ratio of expenses before expense reductions, including expenses allocated from Asset Management Portfolio III (%)	1.69*	1.85	1.86	1.72	1.67	1.55
Ratio of expenses after expense reductions, including expenses allocated from Asset Management Portfolio III (%)	1.00*	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income (loss) (%)	2.13*	2.92	3.69	4.85	3.61	3.52
[a] For the six months ended September 30, 2003 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Lifecycle Long Range Fund ("Scudder Lifecycle Long Range Fund") is a diversified series of Scudder Advisor Funds III, formerly BT Pyramid Mutual Funds. Lifecycle Mid Range Fund ("Scudder Lifecycle Mid Range Fund") and Lifecycle Short Range Fund ("Scudder Lifecycle Short Range Fund,") are diversified series of Scudder Advisor Funds, formerly BT Investment Funds. Scudder Advisor Funds III and Scudder Advisor Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies organized as Massachusetts business trusts (collectively, the "Trusts").

The Scudder Lifecycle Long Range Fund, Scudder Lifecycle Mid Range Fund and Scudder Lifecycle Short Range Fund (each a "Fund," collectively, the "Funds") seek to achieve their investment objective by investing substantially all of their assets in the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively (each a "Portfolio" and collectively the "Portfolios"), each a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc.").

On September 30, 2003, each Fund owned approximately the following percentage of the corresponding Portfolio:

Fund	Percentage	Portfolio
Long Range Fund	100%	Asset Management Portfolio
Mid Range Fund	100%	Asset Management Portfolio II
Short Range Fund	100%	Asset Management Portfolio III

The financial statements of each Portfolio, including each Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with each Fund's financial statements.

The Lifecycle Long Range Fund offers two classes of shares: Premier Class and Investment Class. On July 25, 2003, the Scudder Asset Management Fund acquired all of the assets and scheduled liabilities of the Scudder Lifecycle Long Range Fund in exchange for shares of a new class of Scudder Asset Management Fund. The existing shares of the Scudder Asset Management Fund were renamed the Scudder Lifecycle Long Range Fund. The Lifecycle Mid Range Fund and Lifecycle Short Range Fund offer one class of shares: Investment Class. Premier Class and Investment Class shares are not subject to initial or contingent deferred sales charges. Premier shares are offered to a limited group of investors and have lower ongoing expenses than the Investment Class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as administrative service fee. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Each Fund determines the valuation of its investment in each Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolios' policies for determining the value of their net assets are discussed in the Portfolios' Financial Statements, which accompany this report.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 2003, each Fund had a net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration date, whichever occurs first.

The capital loss carryforwards were as follows:

Fund	Amount	Expiration Date
Long Range Fund+	$ 12,112,000	3/31/2010
	27,763,000	3/31/2011
Mid Range Fund	$ 465,000	3/31/2010
	3,602,000	3/31/2011
Short Range Fund	$ 6,000	3/31/2010
	700,000	3/31/2011

+ Information shown for Premier Class only. Prior to July 25, 2003 the Investment Class was not part of this Fund.

Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code.

In addition, from November 1, 2002 through March 31, 2003, each Fund incurred net realized capital losses. As permitted by tax regulations, each Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended March 31, 2004.

The capital losses were as follows:

Fund	Capital Losses
Long Range Fund+	$ 21,516,000
Mid Range Fund	$ 1,902,000
Short Range Fund	$ 416,000

+ Information shown for Premier Class only. Prior to July 25, 2003 the Investment Class was not part of this Fund.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of each Fund.

The net unrealized appreciation/depreciation of each Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to each Portfolio for a breakdown of the appreciation/depreciation from investments.

At March 31, 2003, each Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	Long Range Fund+	Mid Range Fund	Short Range Fund
Undistributed ordinary income*	$ 3,704,697	$ 350,322	$ 96,080
Capital loss carryforwards	$ (39,875,000)	$ (4,067,000)	$ (706,000)

+ Information shown for Premier Class only. Prior to July 25, 2003 the Investment Class was not part of this Fund.

In addition, during the years ended March 31, 2003 and March 31, 2002, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

2003	Long Range Fund+	Mid Range Fund	Short Range Fund
Distributions from ordinary income*	$ 18,069,835	$ 2,515,099	$ 981,687
Distributions from long-term capital gains	$ -	$ -	$ -

2002	Long Range Fund+	Mid Range Fund	Short Range Fund
Distributions from ordinary income*	$ 10,506,872	$ 2,370,278	$ 788,403
Distributions from long-term capital gains	$ 473,466	$ -	$ -

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.
+ Information shown for Premier Class only. Prior to July 25, 2003 the Investment Class was not part of this Fund.

The tax character of current year distributions, if any, will be distributed at the end of the current fiscal year.

Other. Each Fund receives a daily allocation of its respective Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to a Trust are allocated among the Funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. (the "Advisor") is the Advisor for each Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for each Fund and each Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

For the six months ended September 30, 2003, the Advisor and Administrator agreed to waive their fees and reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of each Fund, including expenses allocated from each Portfolio as follows:

Lifecycle Long Range Investment Class	1.00%
Premier Class	.55%
Lifecycle Mid Range	1.00%
Lifecycle Short Range	1.00%

Under these agreements, the Advisor and Administrator waived and absorbed $521,322, $119,227 and $67,376 of Lifecycle Long Range, Lifecycle Mid Range and Lifecycle Short Range Fund's expenses, respectively.

Administrator Service Fee. ICCC serves as Administrator and receives a fee (the "Administrator Service Fee") of 0.65% of each Fund's Investment Class and 0.15% of Lifecycle Long Range Fund's Premier Class average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2003, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Unpaid at September 30, 2003
Long Range Fund	$ 532,259	$ -
Mid Range Fund	191,839	33,709
Short Range Fund	63,269	-

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is each Fund's transfer agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Funds.

Trustees' Fees and Expenses. The Funds pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Share Transactions

The following table summarizes share and dollar activity in the Lifecycle Long Range Fund:

	Six Months Ended September 30, 2003		Year Ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Investment Class	187,114	$ 2,062,748	-	-
Premier Class	6,536,315	65,097,580,	33,052,526	309,641,247
		$ 67,160,328		$ 309,641,247
Shares issued in tax-free reorganization
Investment Class	5,999,562	$ 58,476,295	-	-
Shares issued to shareholders in reinvestment of distributions
Investment Class	45,534	$ 450,323	-	-
Premier Class	985,126	10,023,006	1,884,977	18,067,863
		$ 10,473,329		$ 18,067,863
Shares redeemed
Investment Class	(170,928)	$ (1,661,846)	-	-
Premier Class	(3,860,117)	(38,448,673)	(15,218,836)	(146,769,962)
		$ (40,110,519)		$ (146,769,962)
Net increase (decrease)
Investment Class	6,061,282	$ 59,327,520	-	-
Premier Class	3,661,324	36,671,913	19,718,667	180,939,148
		$ 95,999,433		$ 180,939,148

The following table summarizes share and dollar activity in the Lifecycle Mid Range Fund:

	Six Months Ended September 30, 2003		Year Ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Investment Class	1,400,462	$ 13,025,043	1,864,166	$ 16,817,393
Shares issued to shareholders in reinvestment of distributions
Investment Class	117,485	$ 1,111,933	277,043	$ 2,514,918
Shares redeemed
Investment Class	(718,457)	$ (6,675,127)	(3,663,785)	$ (33,525,854)
Net increase (decrease)
Investment Class	799,490	$ 7,461,849	(1,522,576)	$ (14,193,543)

The following table summarizes share and dollar activity in the Lifecycle Short Range Fund:

	Six Months Ended September 30, 2003		Year Ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Investment Class	741,575	$ 7,439,482	1,495,370	$ 14,717,653
Shares issued to shareholders in reinvestment of distributions
Investment Class	34,101	$ 344,295	99,543	$ 977,058
Shares redeemed
Investment Class	(449,651)	$ (4,494,655)	(2,337,162)	$ (23,015,246)
Net increase (decrease)
Investment Class	326,025	$ 3,289,122	(742,249)	$ (7,320,535)

D. Acquisition of Assets

On July 25, 2003, the Lifecycle Long Range Fund (formerly Scudder Asset Management Fund) acquired all of the net assets of Scudder Lifecycle Long Range Fund (the "Acquired Fund") pursuant to a plan of reorganization approved by the shareholders on June 3, 2003. The acquisition was accomplished by a tax-free exchange of 5,999,562 shares of the Investment Class of the Fund for the 5,999,562 outstanding shares of the Acquired Fund on July 25, 2003. The Acquired Fund's net assets at that date ($58,476,295), including $5,127,564 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $639,161,590. The combined net assets of the Fund immediately following the acquisition were $697,363,655. The Acquired Fund had tax loss carryforwards of $16,433,000 which may be applied against net realized gains of the Scudder Lifecycle Long Range Fund before the end of the current fiscal year.

(The following financial statements of the Asset Management Portfolios should be read in conjunction with the Funds' financial statements.)

Investment Portfolio as of September 30, 2003 (Unaudited)

Asset Management Portfolio	Shares	Value ($)

Common Stocks 54.2%
Consumer Discretionary 6.4%
Auto Components 0.1%
Cooper Tire & Rubber Co.	3,000	47,610
Dana Corp.	6,200	95,666
Goodyear Tire & Rubber Co.	7,200	47,304
Johnson Controls, Inc.	6,900	652,740
		843,320
Automobiles 0.5%
AutoNation, Inc.*	11,300	198,202
Ford Motor Co.	75,300	810,981
General Motors Corp.	30,500	1,248,365
Harley-Davidson, Inc.	18,900	910,980
		3,168,528
Hotel, Restaurants & Leisure 0.5%
Carnival Corp. "A"	25,800	848,562
Darden Restaurants, Inc.	6,800	129,200
Harrah's Entertainment, Inc.	4,500	189,495
Hilton Hotels Corp.	15,500	251,410
International Game Technology	25,000	703,750
Marriott International, Inc. "A"	9,500	408,785
Starbucks Corp.*	16,100	463,680
Starwood Hotels & Resorts Worldwide, Inc.	8,300	288,840
YUM! Brands, Inc.*	12,100	358,402
		3,642,124
Household Durables 0.3%
American Greeting Corp. "A"*	2,700	52,461
Black & Decker Corp.	3,200	129,760
Centex Corp.	2,600	202,488
Fortune Brands, Inc.	6,000	340,500
KB Home	7,100	423,586
Leggett & Platt, Inc.	7,900	170,877
Maytag Corp.	3,200	79,904
Pulte Homes, Inc.	2,500	170,025
Snap-On, Inc.	2,400	66,360
Tupperware Corp.	24,600	329,148
Whirlpool Corp.	2,900	196,533
		2,161,642
Internet & Catalog Retailing 0.2%
eBay, Inc.*	32,491	1,738,593
Leisure Equipment & Products 0.1%
Brunswick Corp.	3,700	95,016
Eastman Kodak Co.	25,500	533,970
		628,986
Media 2.2%
AOL Time Warner, Inc.*	207,664	3,137,803
Clear Channel Communications, Inc.	25,200	965,160
Comcast Corp. "A"*	93,744	2,894,815
Dow Jones & Co., Inc.	3,300	156,255
Gannett Co., Inc.	11,000	853,160
Interpublic Group of Companies, Inc.	16,100	227,332
Knight-Ridder, Inc.	3,300	220,110
McGraw-Hill, Inc.	7,800	484,614
Meredith Corp.	2,000	92,340
Monster Worldwide, Inc.*	4,700	118,346
Omnicom Group, Inc.	7,800	560,430
Tribune Co.	12,900	592,110
Univision Communications, Inc. "A"*	13,200	421,476
Viacom, Inc. "B"	72,100	2,761,430
Walt Disney Co.	84,000	1,694,280
		15,179,661
Multiline Retail 0.7%
Big Lots, Inc.*	4,900	77,469
Costco Wholesale Corp.*	18,800	584,304
Dollar General Corp.	28,500	570,000
Family Dollar Stores, Inc.	7,000	279,230
Federated Department Stores, Inc.	7,600	318,440
J.C. Penny Co., Inc.	11,100	237,207
Kohl's Corp.*	14,722	787,627
Sears, Roebuck & Co.	11,600	507,268
Target Corp.	38,524	1,449,658
The May Department Stores Co.	11,900	293,097
		5,104,300
Specialty Retail 1.5%
AutoZone, Inc.*	7,000	626,710
Bed Bath & Beyond, Inc.*	19,800	755,964
Best Buy Co., Inc.*	13,200	627,264
Home Depot, Inc.	94,400	3,006,640
Lowe's Companies, Inc.	38,629	2,004,845
Office Depot, Inc.*	33,600	472,080
RadioShack Corp.	6,800	193,188
Sherwin-Williams Co.	6,000	176,460
Staples, Inc.*	32,200	764,750
The Gap, Inc.	36,800	630,016
Tiffany & Co.	13,900	518,887
TJX Companies, Inc.	21,000	407,820
Toys ''R'' Us, Inc.*	8,800	105,864
		10,290,488
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	5,100	152,643
Liz Claiborne, Inc.	4,500	153,225
NIKE, Inc. "B"	16,531	1,005,415
Nordstrom, Inc.	17,600	436,656
Reebok International Ltd.	2,400	80,232
The Limited, Inc.	21,400	322,712
VF Corp.	4,400	171,204
		2,322,087
Consumer Staples 5.9%
Beverages 1.4%
Adolph Coors Co.	7,812	419,973
Anheuser-Busch Companies, Inc.	34,000	1,677,560
Brown-Forman Corp. "B"	2,500	197,800
Coca-Cola Enterprises, Inc.	18,600	354,516
Pepsi Bottling Group, Inc.	11,000	226,380
PepsiCo, Inc.	71,732	3,287,478
The Coca-Cola Co.	87,600	3,763,296
		9,927,003
Food & Drug Retailing 0.5%
CVS Corp.	16,200	503,172
Kroger Co.*	33,048	590,568
Safeway, Inc.*	31,100	713,434
Sysco Corp.	26,700	873,357
Walgreen Co.	17,900	548,456
Winn-Dixie Stores, Inc.	5,900	56,935
		3,285,922
Food Products 2.1%
Archer-Daniels-Midland Co.	26,600	348,726
Campbell Soup Co.	16,900	447,850
ConAgra Foods, Inc.	22,000	467,280
General Mills, Inc.	15,300	720,171
H.J. Heinz Co.	14,500	497,060
Kellogg Co.	16,800	560,280
McCormick & Co., Inc.	5,700	156,294
McDonald's Corp.	54,021	1,271,654
Sara Lee Corp.	1,600	29,376
Wal-Mart Stores, Inc.	180,172	10,062,606
William Wrigley Jr. Co.	9,200	508,760
		15,070,057
Household Products 1.0%
Clorox Co.	8,900	408,243
Colgate-Palmolive Co.	22,100	1,235,169
Kimberly-Clark Corp.	9,500	487,540
Procter & Gamble Co.	53,300	4,947,306
		7,078,258
Personal Products 0.3%
Alberto-Culver Co. "B"	2,400	141,168
Avon Products, Inc.	9,700	626,232
Gillette Co.	41,900	1,339,962
		2,107,362
Tobacco 0.6%
Altria Group, Inc.	91,184	3,993,859
UST, Inc.	6,900	242,742
		4,236,601
Energy 3.0%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.	13,700	405,383
BJ Services Co.*	6,500	222,105
Nabors Industries Ltd.*	6,000	223,560
Noble Corp.*	5,500	186,945
Rowan Companies, Inc.	3,800	93,404
Schlumberger Ltd.	23,900	1,156,760
Transocean Sedco Forex, Inc.	13,100	262,000
		2,550,157
Oil & Gas 2.6%
Anadarko Petroleum Corp.	10,300	430,128
Apache Corp.	6,700	464,578
Burlington Resources, Inc.	8,200	395,240
ChevronTexaco Corp.	43,900	3,136,655
ConocoPhillips	27,900	1,527,525
Devon Energy Corp.	9,500	457,805
EOG Resources, Inc.	13,139	548,422
ExxonMobil Corp.	273,639	10,015,187
Kerr-McGee Corp.	11,868	529,788
Occidental Petroleum Corp.	15,700	553,111
Unocal Corp.	11,820	372,566
		18,431,005
Financials 11.3%
Banks 4.3%
AmSouth Bancorp.	14,400	305,568
Bank of America Corp.	61,300	4,783,852
Bank of New York Co., Inc.	31,700	922,787
Bank One Corp.	46,400	1,793,360
BB&T Corp.	22,200	797,202
Charter One Financial, Inc.	9,200	281,520
Comerica, Inc.	7,100	330,860
Fifth Third Bancorp.	23,400	1,297,998
First Tennessee National Corp.	5,100	216,546
FleetBoston Financial Corp.	44,471	1,340,801
Golden West Financial Corp.	6,300	563,913
Huntington Bancshares, Inc.	9,400	186,026
J.P. Morgan Chase & Co.	84,710	2,908,094
KeyCorp.	17,300	442,361
Marshall & Ilsley Corp.	10,513	331,370
Mellon Financial Corp.	17,700	533,478
National City Corp.	25,200	742,392
PNC Financial Services Group	11,500	547,170
Regions Financial Corp.	9,100	311,675
SouthTrust Corp.	13,900	408,521
SunTrust Banks, Inc.	11,500	694,255
Synovus Financial Corp.	12,400	309,876
Union Planters Corp.	8,100	256,284
US Bancorp.	80,783	1,937,984
Wachovia Corp.	54,800	2,257,212
Washington Mutual, Inc.	37,900	1,492,123
Wells Fargo & Co.	69,000	3,553,500
Zions Bancorp.	3,700	206,645
		29,753,373
Diversified Financials 4.3%
American Express Co.	52,900	2,383,674
Bear Stearns Companies, Inc.	8,200	613,360
Capital One Finance Corp.	9,300	530,472
Charles Schwab Corp.	55,700	663,387
Citigroup, Inc.	212,443	9,668,281
Countrywide Financial Corp.	5,600	438,368
Fannie Mae	40,552	2,846,750
Federated Investors, Inc.	4,500	124,650
Franklin Resources, Inc.	10,300	455,363
Freddie Mac	28,600	1,497,210
Goldman Sachs Group, Inc.	19,853	1,665,667
Janus Capital Group, Inc.	9,900	138,303
Lehman Brothers Holdings, Inc.	14,400	994,752
MBNA Corp.	52,500	1,197,000
Merrill Lynch & Co., Inc.	44,704	2,393,005
Moody's Corp.	6,100	335,317
Morgan Stanley	45,454	2,293,609
Providian Financial Corp.*	11,900	140,301
SLM Corp.	18,500	720,760
State Street Corp.	20,400	918,000
T. Rowe Price Group, Inc.	5,000	206,300
		30,224,529
Insurance 2.5%
ACE Ltd.	11,400	377,112
AFLAC, Inc.	21,100	681,530
Allstate Corp.	28,900	1,055,717
Ambac Financial Group, Inc.	4,400	281,600
American International Group, Inc.	107,861	6,223,580
Aon Corp.	12,900	268,965
Chubb Corp.	12,500	811,000
Cincinnati Financial Corp.	6,600	263,736
Hartford Financial Services Group, Inc.	11,500	605,245
Jefferson-Pilot Corp.	5,800	257,404
John Hancock Financial Services, Inc.	11,900	402,220
Lincoln National Corp.	7,300	258,274
Marsh & McLennan Companies, Inc.	22,694	1,080,461
MBIA, Inc.	5,900	324,323
MetLife, Inc.	31,200	875,160
MGIC Investment Corp.	4,000	208,280
Principal Financial Group, Inc.	13,200	409,068
Progressive Corp.	9,000	621,990
Prudential Financial, Inc.	22,400	836,864
Safeco Corp.	5,700	200,982
St. Paul Companies, Inc.	9,300	344,379
Torchmark Corp.	4,700	191,008
Travelers Property Casualty Corp. "B"	41,400	657,434
XL Capital Ltd. "A"	5,600	433,664
		17,669,996
Real Estate 0.2%
Apartment Investment & Management Co. (REIT)	3,800	149,568
Equity Office Properties Trust (REIT)	16,400	451,492
Equity Residential (REIT)	11,200	327,936
Plum Creek Timber Co., Inc. (REIT)	7,600	193,344
ProLogis (REIT)	8,579	259,515
Simon Property Group, Inc. (REIT)	7,900	344,282
		1,726,137
Health Care 7.2%
Biotechnology 0.7%
Amgen, Inc.*	53,688	3,466,634
Biogen, Inc.*	6,100	233,203
Chiron Corp.*	7,600	392,844
Genzyme Corp. (General Division)*	9,100	420,875
MedImmune, Inc.*	10,300	340,003
		4,853,559
Health Care Equipment & Supplies 1.0%
Applera Corp. - Applied Biosystems Group	8,600	191,866
Bausch & Lomb, Inc.	2,200	97,130
Baxter International, Inc.	5,500	159,830
Becton, Dickinson & Co.	10,500	379,260
Biomet, Inc.	10,600	356,266
Boston Scientific Corp.*	16,900	1,078,220
C.R. Bard, Inc.	2,100	149,100
Guidant Corp.	12,700	594,995
Medtronic, Inc.	50,816	2,384,287
St. Jude Medical, Inc.*	7,000	376,390
Stryker Corp.	8,200	617,542
Zimmer Holdings, Inc.*	9,300	512,430
		6,897,316
Health Care Providers & Services 0.9%
Aetna, Inc.	6,300	384,489
AmerisourceBergen Corp.	4,600	248,630
Anthem, Inc.*	5,700	406,581
Cardinal Health, Inc.	8,500	496,315
Express Scripts, Inc.	3,200	195,680
HCA, Inc.	4,500	165,870
Health Management Associates, Inc.	9,800	213,738
Humana, Inc.*	24,300	438,615
IMS Health, Inc.	9,800	206,780
Manor Care, Inc.	3,700	111,000
McKesson Corp.	11,900	396,151
Quest Diagnostics, Inc.*	4,300	260,752
Tenet Healthcare Corp.*	19,100	276,568
UnitedHealth Group, Inc.	31,689	1,594,590
Wellpoint Health Networks, Inc.*	10,100	778,508
		6,174,267
Pharmaceuticals 4.6%
Abbott Laboratories	50,600	2,153,030
Allergan, Inc.	5,300	417,269
Bristol-Myers Squibb Co.	79,600	2,042,536
Eli Lilly & Co.	46,761	2,777,603
Forest Laboratories, Inc.*	15,000	771,750
Johnson & Johnson	122,671	6,074,668
King Pharmaceuticals, Inc.*	10,000	151,500
Medco Health Solutions, Inc.*	11,100	287,823
Merck & Co., Inc.	92,654	4,690,145
Pfizer, Inc.	321,183	9,757,527
Schering-Plough Corp.	24,200	368,808
Watson Pharmaceuticals, Inc.*	4,400	183,436
Wyeth	55,525	2,559,703
		32,235,798
Industrials 6.2%
Aerospace & Defense 0.8%
Boeing Co.	43,600	1,496,788
General Dynamics Corp.	8,100	632,286
Goodrich Corp.	4,900	118,776
Honeywell International, Inc.	35,300	930,155
Lockheed Martin Corp.	5,800	267,670
Northrop Grumman Corp.	800	68,976
Raytheon Co.	17,000	476,000
Rockwell Collins, Inc.	7,400	186,850
United Technologies Corp.	19,685	1,521,257
		5,698,758
Air Freight & Logistics 0.6%
FedEx Corp.	12,300	792,489
Ryder System, Inc.	2,600	76,232
United Parcel Service, Inc. "B"	46,800	2,985,840
		3,854,561
Airlines 0.1%
Delta Air Lines, Inc.	5,000	66,500
Southwest Airlines Co.	32,200	569,940
		636,440
Building Products 0.2%
American Standard Companies, Inc.*	7,058	594,637
Crane Co.	2,400	56,184
Masco Corp.	19,300	472,464
		1,123,285
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*	8,700	93,960
Apollo Group, Inc. "A"*	11,800	779,154
Automatic Data Processing, Inc.	24,600	881,910
Cendant Corp.*	58,400	1,091,496
Concord EFS, Inc.*	60,400	825,668
Convergys Corp.*	22,800	418,152
Equifax, Inc.	5,800	129,166
First Data Corp.	14,608	583,736
Fiserv, Inc.*	7,900	286,217
H&R Block, Inc.	7,300	314,995
Paychex, Inc.	15,500	525,915
Pitney Bowes, Inc.	9,600	367,872
R.R. Donnelley & Sons Co.	4,700	116,889
Robert Half International, Inc.*	7,000	136,500
Sabre Holdings Corp.	5,900	126,791
Waste Management, Inc.	24,300	635,931
		7,314,352
Electrical Equipment 0.2%
American Power Conversion Corp.	8,100	138,834
Cooper Industries, Inc. "A"	3,800	182,514
Emerson Electric Co.	17,922	943,593
Molex, Inc.	7,800	223,002
Power-One, Inc.*	3,500	36,015
Thomas & Betts Corp.*	2,400	38,040
		1,561,998
Industrial Conglomerates 2.4%
3M Co.	32,200	2,224,054
General Electric Co.	413,359	12,322,232
Textron, Inc.	5,500	216,975
Tyco International Ltd.	83,932	1,714,731
		16,477,992
Machinery 0.7%
Caterpillar, Inc.	19,156	1,318,699
Cummins, Inc.	1,700	75,531
Danaher Corp.	6,300	465,318
Deere & Co.	9,800	522,438
Dover Corp.	8,300	293,571
Eaton Corp.	3,100	274,722
Illinois Tool Works, Inc.	12,700	841,502
Ingersoll-Rand Co. "A"	7,000	374,080
ITT Industries, Inc.	3,800	227,392
Navistar International Corp.*	2,800	104,384
PACCAR, Inc.	4,800	358,512
Pall Corp.	5,000	112,200
Parker-Hannifin Corp.	4,900	219,030
		5,187,379
Road & Rail 0.2%
Burlington Northern Santa Fe Corp.	15,200	438,824
CSX Corp.	8,800	257,400
Norfolk Southern Corp.	16,100	297,850
Union Pacific Corp.	10,500	610,785
		1,604,859
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	3,700	175,935
Information Technology 9.3%
Communications Equipment 1.5%
ADC Telecommunications, Inc.*	33,100	77,123
Andrew Corp.*	6,300	77,427
Avaya, Inc.*	17,100	186,390
CIENA Corp.*	19,400	114,654
Cisco Systems, Inc.*	290,303	5,672,521
Comverse Technologies, Inc.*	7,800	116,688
Corning, Inc.*	54,700	515,274
JDS Uniphase Corp.*	58,900	212,040
Lucent Technologies, Inc.*	171,000	369,360
Motorola, Inc.	95,600	1,144,332
QUALCOMM, Inc.	32,700	1,361,628
Scientific-Atlanta, Inc.	6,100	190,015
Tellabs, Inc.*	17,100	116,109
		10,153,561
Computers & Peripherals 2.2%
Apple Computer, Inc.*	14,900	307,387
Dell, Inc.*	106,622	3,560,109
EMC Corp.*	90,200	1,139,226
Gateway, Inc.*	13,400	75,844
Hewlett-Packard Co.	127,362	2,465,719
International Business Machines Corp.	71,530	6,318,245
Lexmark International, Inc.*	5,200	327,652
NCR Corp.*	4,000	126,760
Network Appliance, Inc.*	14,100	289,473
Sun Microsystems, Inc.*	132,800	439,568
		15,049,983
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	32,700	722,997
Jabil Circuit, Inc.*	19,700	513,185
Millipore Corp.*	2,000	92,120
PerkinElmer, Inc.	5,200	79,612
Sanmina Corp.*	21,000	203,700
Solectron Corp.*	34,100	199,485
Symbol Technologies, Inc.	9,500	113,525
Tektronix, Inc.*	3,400	84,150
Thermo Electron Corp.*	6,800	147,560
Waters Corp.*	5,000	137,150
		2,293,484
Internet Software & Services 0.1%
Yahoo!, Inc.*	25,100	888,038
IT Consulting & Services 0.2%
Computer Sciences Corp.*	7,700	289,289
Electronic Data Systems Corp.	19,700	397,940
SunGard Data Systems, Inc.*	23,100	607,761
Unisys Corp.*	13,600	184,008
		1,478,998
Office Electronics 0.0%
Xerox Corp.*	32,500	333,450
Semiconductor Equipment & Products 2.2%
Advanced Micro Devices, Inc.*	14,300	158,873
Altera Corp.*	15,800	298,620
Analog Devices, Inc.*	15,000	570,300
Applied Materials, Inc.*	70,129	1,272,140
Applied Micro Circuits Corp.*	12,500	60,875
Broadcom Corp. "A"*	23,500	625,570
Intel Corp.	268,755	7,393,450
KLA-Tencor Corp.*	7,800	400,920
Linear Technology Corp.	12,900	461,949
LSI Logic Corp.*	45,200	406,348
Maxim Integrated Products, Inc.	13,400	529,300
Micron Technology, Inc.*	25,100	336,842
National Semiconductor Corp.*	7,500	242,175
Novellus Systems, Inc.*	6,200	209,250
NVIDIA Corp.*	6,600	105,013
PMC-Sierra, Inc.*	7,000	92,337
QLogic Corp.*	3,900	183,339
Teradyne, Inc.*	7,800	145,080
Texas Instruments, Inc.	72,862	1,661,254
Xilinx, Inc.*	14,000	399,140
		15,552,775
Software 2.8%
Adobe Systems, Inc.	9,600	376,896
BMC Software, Inc.*	9,300	129,549
Citrix Systems, Inc.*	6,900	152,352
Computer Associates International, Inc.	23,800	621,418
Compuware Corp.*	15,700	84,152
Electronic Arts, Inc.*	6,000	553,380
Intuit, Inc.*	14,700	709,128
Mercury Interactive Corp.*	3,500	158,935
Microsoft Corp.	446,066	12,396,172
Novell, Inc.*	15,300	81,549
Oracle Corp.*	218,307	2,449,405
Parametric Technology Corp.*	11,000	34,320
PeopleSoft, Inc.*	15,000	272,850
Siebel Systems, Inc.*	20,300	197,316
Symantec Corp.*	11,000	693,220
VERITAS Software Corp.*	27,000	847,800
		19,758,442
Materials 1.5%
Chemicals 0.8%
Air Products & Chemicals, Inc.	9,300	419,430
Dow Chemical Co.	37,700	1,226,758
E.I. du Pont de Nemours & Co.	26,500	1,060,265
Eastman Chemical Co.	3,100	103,850
Ecolab, Inc.	10,800	272,700
Engelhard Corp.	5,200	143,884
Hercules, Inc.*	4,600	52,118
Monsanto Co.	23,400	560,196
PPG Industries, Inc.	10,100	527,422
Praxair, Inc.	6,700	415,065
Rohm & Haas Co.	9,100	304,395
Sigma-Aldrich Corp.	2,900	150,626
		5,236,709
Construction Materials 0.0%
Vulcan Materials Co.	4,200	167,622
Containers & Packaging 0.1%
Ball Corp.	2,300	124,200
Pactiv Corp.*	23,402	474,593
Sealed Air Corp.*	3,500	165,305
Temple-Inland, Inc.	2,200	106,810
		870,908
Metals & Mining 0.3%
Alcoa, Inc.	34,800	910,368
Allegheny Technologies, Inc.	3,300	21,615
Freeport-McMoRan Copper & Gold, Inc. "B"	7,000	231,700
Newmont Mining Corp.	16,800	656,712
Phelps Dodge Corp.*	3,600	168,480
Worthington Industries, Inc.	3,600	45,216
		2,034,091
Paper & Forest Products 0.3%
Boise Cascade Corp.	2,400	66,240
Georgia-Pacific Corp.	10,400	252,096
International Paper Co.	19,700	768,694
Louisiana-Pacific Corp.*	4,400	60,632
Weyerhaeuser Co.	14,200	829,990
		1,977,652
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.6%
ALLTEL Corp.	12,900	597,786
AT&T Corp.	32,400	698,220
BellSouth Corp.	77,529	1,835,887
CenturyTel, Inc.	14,900	504,961
Citizens Communications Co.*	11,700	131,157
Qwest Communications International, Inc.*	69,600	236,640
SBC Communications, Inc.	138,250	3,076,063
Sprint Corp.	37,100	560,210
Verizon Communications, Inc.	114,477	3,713,634
		11,354,558
Wireless Telecommunication Services 0.3%
AT&T Wireless Services, Inc.*	111,400	911,252
Nextel Communications, Inc. "A"*	42,500	836,825
Sprint Corp. (PCS Group)*	42,600	244,098
		1,992,175
Utilities 1.5%
Electric Utilities 1.2%
Ameren Corp.	6,700	287,497
American Electric Power Co.	16,200	486,000
CenterPoint Energy, Inc.	12,600	115,542
CINergy Corp.	7,300	267,910
CMS Energy Corp.	6,000	44,220
Consolidated Edison, Inc.	9,200	374,992
Constellation Energy Group, Inc.	6,900	246,882
Dominion Resources, Inc.	13,200	817,080
DTE Energy Co.	6,900	254,541
Edison International*	29,300	559,630
Entergy Corp.	9,300	503,595
Exelon Corp.	13,400	850,900
FirstEnergy Corp.	13,400	427,460
FPL Group, Inc.	7,500	474,000
PG&E Corp.*	17,000	406,300
Pinnacle West Capital Corp.	3,800	134,900
Progress Energy, Inc.	10,000	444,600
Public Service Enterprise Group, Inc.	17,603	739,326
Southern Co.	29,900	876,668
TECO Energy, Inc.	7,700	106,414
TXU Corp.	13,200	310,992
		8,729,449
Gas Utilities 0.2%
KeySpan Corp.	6,500	228,020
Kinder Morgan, Inc.	5,000	270,050
NICOR, Inc.	1,800	63,252
NiSource, Inc.	10,800	215,784
Peoples Energy Corp.	1,500	62,070
Sempra Energy	8,700	255,432
		1,094,608
Multi-Utilities & Unregulated Power 0.1%
AES Corp.*	25,500	189,210
Calpine Corp.*	15,800	77,262
Duke Energy Corp.	5,500	97,955
Dynegy, Inc.	15,300	55,080
Williams Companies, Inc.	21,300	200,646
		620,153
Total Common Stocks (Cost $365,794,950)		380,523,284

	Principal Amount ($)	Value ($)

Corporate Bonds 7.1%
Consumer Discretionary 1.0%
Comcast Cable Communications, 6.875%, 6/15/2009	1,525,000	1,738,874
Comcast Corp., 7.05%, 3/15/2033	1,560,000	1,709,718
General Motors Corp., 8.375%, 7/15/2033	265,000	277,083
Liberty Media Corp., 3.5%, 9/25/2006	1,275,000	1,270,851
Time Warner, Inc.:
7.57%, 2/1/2024	1,020,000	1,146,123
7.75%, 6/15/2005	600,000	654,560
8.11%, 8/15/2006	445,000	507,571
		7,304,780
Financials 3.4%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	2,810,000	3,275,783
American General Finance Co., 4.625%, 9/1/2010	1,595,000	1,634,462
American International Group, Inc., 144A, 4.25%, 5/15/2013	4,035,000	3,890,781
Arcel Finance Ltd., 144A, 7.048%, 9/1/2011	770,000	781,550
Citigroup, Inc., 3.5%, 2/1/2008	1,330,000	1,349,306
Ford Motor Credit Co.:
5.8%, 1/12/2009	630,000	635,258
7.0%, 10/1/2013	445,000	445,206
General Motors Acceptance Corp., 7.75%, 1/19/2010	1,695,000	1,865,356
Household Finance Corp., 6.5%, 1/24/2006	1,115,000	1,223,457
Pemex Project Funding Master Trust, 8.5%, 2/15/2008	1,660,000	1,925,600
Prudential Financial, Inc., 4.5%, 7/15/2013	1,865,000	1,817,679
SLM Corp.:
5.0%, 10/1/2013	1,600,000	1,617,490
5.625%, 8/1/2033	1,590,000	1,519,107
Travelers Property Casualty, 6.375%, 3/15/2033	895,000	951,410
Verizon Global Funding Corp., 7.25%, 12/1/2010	935,000	1,095,840
		24,028,285
Health Care 0.3%
Health Care Service Corp., 144A, 7.75%, 6/15/2011	1,895,000	2,249,382
Industrials 0.3%
BAE System 2001 Asset Trust "B", Series B 2001, 144A, 7.156%, 12/15/2011	126,904	140,173
Systems 2001 Asset Trust LLC "G", Series 2001, 144A, 6.664%, 9/15/2013	1,729,870	1,937,748
		2,077,921
Telecommunication Services 0.3%
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006	790,000	861,471
Verizon Communications, 8.75%, 11/1/2021	645,000	815,104
Verizon New York, Inc., 6.875%, 4/1/2012	570,000	650,860
		2,327,435
Utilities 1.8%
AEP Texas Central Co., 144A, 6.65%, 2/15/2033	1,090,000	1,141,797
Appalachian Power Co., 5.95%, 5/15/2033	1,210,000	1,155,515
Centerpoint Energy Houston, 144A, 6.95%, 3/15/2033	990,000	1,098,554
Cincinnati Gas & Electric Co., Series A, 5.4%, 6/15/2033	955,000	877,504
Consumers Energy Co., 6.25%, 9/15/2006	1,885,000	2,060,595
Enogex, Inc., 144A, 8.125%, 1/15/2010	1,135,000	1,259,404
Ohio Power Co., Series H, 4.85%, 1/15/2014	235,000	231,857
Old Dominion Electric, 6.25%, 6/1/2011	2,605,000	2,924,154
Potomac Edison Co., 8.0%, 6/1/2024	140,000	147,000
Public Service Oklahoma, 4.85%, 9/15/2010	1,135,000	1,168,240
Xcel Energy, Inc., 7.0%, 12/1/2010	690,000	780,748
		12,845,368
Total Corporate Bonds (Cost $48,458,886)		50,833,171

Asset Backed 5.9%
Automobile Receivables 2.6%
Felco Funding II LLC "A4", Series 2000-1, 7.72%, 12/15/2005	2,127,086	2,138,584
Household Automotive Trust "A4", Series 2001-3, 4.37%, 12/17/2008	2,730,000	2,840,112
MMCA Automobile Trust:
Series 2002-2, 4.3%, 3/15/2010	2,355,000	2,394,952
Series 2002-1, 5.37%, 1/15/2010	1,666,194	1,706,013
Ryder Vehicle Lease Trust "A4", Series 2001-A, 5.81%, 8/15/2006	2,855,000	2,925,389
WFS Financial Owner Trust:
"A4", Series 2003-3, 3.25%, 5/20/2011	2,410,000	2,444,919
"A4", Series 2002-2, 4.5%, 2/20/2010	1,500,000	1,567,719
Whole Loan Auto Trust "A4", Series 2003-1, 2.58%, 3/15/2010	2,475,000	2,486,988
		18,504,676
Home Equity Loans 1.9%
Advanta Mortgage Loan Trust, Series 2000-2, 7.72%, 3/25/2015	1,847,172	2,016,862
Conseco Finance:
"AF5", Series 1999-H, 7.6%, 11/15/2029	5,030,000	5,320,605
"AF6", Series 2000-B, 7.8%, 5/15/2020	3,331,165	3,527,805
Long Beach Asset Holdings Corp. "N1", Series 2003-4, 144A, 6.535%, 8/25/2033	2,073,962	2,077,462
Long Beach Mortgage Loan Trust "M3", Series 2001-4, 3.87%**, 3/25/2032	645,000	607,686
		13,550,420
Manufactured Housing Receivables 0.8%
Greenpoint Manufactured Housing:
"A2", Series 1999-1, 6.01%, 8/15/2015	352,252	353,250
"A3", Series 1999-5, 7.33%, 8/15/2020	4,880,000	5,005,681
		5,358,931
Miscellaneous 0.6%
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	835,000	959,494
PSE&G Transition Funding LLC:
Series 2001-1, 6.61%, 6/15/2015	1,430,000	1,654,366
"A8", Series 2001-1, 6.89%, 12/15/2017	1,300,000	1,529,943
		4,143,803
Total Asset Backed (Cost $40,559,599)		41,557,830

Foreign Bonds - US$ Denominated 2.5%
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009	2,735,000	2,975,489
Autopista Del Maipo, 144A, 7.373%, 6/15/2022	2,690,000	3,000,964
Brazilian Merchant Voucher, 144A, 5.911%, 6/15/2011	750,000	740,625
Eastern Energy Ltd, Series TCRS, 144A, 7.25%, 12/1/2016	2,875,000	3,404,121
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011	2,050,000	2,263,672
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	1,140,000	1,091,070
Tyco International Group SA, 5.8%, 8/1/2006	1,175,000	1,219,063
United Mexican States, 7.5%, 4/8/2033	611,000	638,495
WMC Finance USA, 5.125%, 5/15/2013	2,345,000	2,326,437
Total Foreign Bonds - US$ Denominated (Cost $16,136,333)		17,659,936

US Treasury Obligations 3.5%
US Treasury Bond, 6.0%, 2/15/2026	9,186,000	10,470,965
US Treasury Note:
1.625%, 4/30/2005	3,129,000	3,147,333
5.0%, 8/15/2011	594,000	649,734
6.125%, 8/15/2007	7,706,000	8,777,612
US Treasury STRIPs, Principal only, 5.493%****, 8/15/2026	3,895,000	1,146,279
Total US Treasury Obligations (Cost $23,814,331)		24,191,923

US Government Agency Pass-Thrus 5.3%
Federal Home Loan Mortgage Corp., 5.0%, 10/1/2033	2,440,000	2,439,239
Federal National Mortgage Association:
4.5%, 10/1/2033 (d)	2,390,000	2,313,819
5.0% with various maturities from 1/1/2013 until 7/1/2023 (d)	8,554,051	8,770,759
5.5% with various maturities from 2/1/2018 until 10/1/2033 (d)	13,804,223	14,167,169
6.0% with various maturities from 3/1/2015 until 10/1/2033	3,975,939	4,128,284
6.26%, 6/1/2009	1,848,191	2,058,054
6.361%, 7/1/2008	1,796,821	1,976,413
6.5%, 6/1/2032	1,179,630	1,229,640
9.0%, 11/1/2030	398,260	432,229
Total US Government Agency Pass-Thrus (Cost $36,894,483)		37,515,606

Collateralized Mortgage Obligations 7.5%
Citicorp Mortgage Securities, Inc., Series 2001-17, 6.0%, 11/25/2016	647,456	665,684
Countrywide Home Loans "2A7", Series 2001-24, 6.25%, 1/25/2032	2,246,968	2,246,335
Federal Home Loan Mortgage Corp.:
"QA", Series 2649, 3.5%, 3/15/2010	2,375,000	2,426,015
"WH", Series 2557, 4.5%, 8/15/2009	2,225,000	2,289,927
"1A2B", Series T-48, 4.688%, 7/25/2022	720,000	748,371
"HG", Series 2543, 4.75%, 9/15/2028	1,848,170	1,900,782
"PE", Series 2378, 5.5%, 11/15/2016	1,495,000	1,583,521
"PE", Series 2512, 5.5%, 2/15/2022	1,725,000	1,801,933
"BD", Series 2453, 6.0%, 5/15/2017	1,000,000	1,071,309
"PM", Series 2416, 6.0%, 2/15/2026	2,115,000	2,124,950
"PE", Series 2208, 7.0%, 12/15/2028	131,307	131,977
"A5", Series T-42, 7.5%, 2/25/2042	480,593	527,001
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	1,220,000	1,209,279
4.5%, 10/25/2023	1,860,000	1,924,519
"UK", Series 2003-9, 4.5%, 11/25/2016	2,240,000	2,311,510
"PU", Series 2003-33, 4.5%, 5/25/2033	1,802,973	1,846,870
"A2", Series 2002-W10, 4.7%, 8/25/2042	410,000	425,129
"A2", Series 2002-W9, 4.7%, 8/25/2042	410,000	414,408
"2A3", Series 2003-W15, 4.71%, 8/25/2043	2,800,000	2,838,063
"OC", Series 2001-69, 5.5%, 7/25/2011	868,411	869,301
"PB", Series 2001-75, 5.5%, 8/25/2012	2,010,000	2,030,082
"A2", Series 2002-W3, 5.5%, 10/25/2021	2,266,210	2,281,143
"QN", Series 2001-51, 6.0%, 10/25/2016	1,865,000	1,993,974
"VD", Series 2002-56, 6.0%, 4/25/2020	110,000	112,939
"AN", Series 2000-27, 6.0%, 8/25/2030	95,492	98,437
"A2", Series 1998-M1, 6.25%, 1/25/2008	2,095,541	2,299,446
"A2", Series 2002-T4, 7.0%, 12/25/2041	2,407,354	2,610,474
"1A2", Series 2003-W3, 7.0%, 8/25/2042	1,143,284	1,239,749
"1A3", Series 2003-W2, 7.5%, 7/25/2042	1,260,902	1,382,658
Federal National Mortgage Association Grantor Trust:
"A2", Series 2002-T19, 7.0%, 7/25/2042	1,809,356	1,962,021
"A2", Series 2002-T16, 7.0%, 7/25/2042	1,968,611	2,134,712
GSMPS Mortgage Loan Trust, Series 1998-4, 144A, 7.5%, 12/21/2026	1,094,315	1,168,050
Master Asset Securitization Trust, Series 2003-6, 5.5%, 7/25/2033	2,020,603	2,038,141
Wells Fargo Mortgage Backed Securities Trust, Series 2003-6, 5.0%, 6/25/2018	1,835,881	1,865,379
Total Collateralized Mortgage Obligations (Cost $52,545,713)		52,574,089

Municipal Investments 2.3%
Connecticut, Industrial Development Revenue, Development Authority, Series A, 8.375%, 10/15/2004	375,000	387,780
Illinois, State GO, 4.95%, 6/1/2023	1,860,000	1,756,063
Kentucky, Multi Family Housing Revenue, Housing Assistance Corp, Series B, 7.2%, 2/1/2006 (c)	695,000	697,481
Lansing, MI, Water & Sewer Revenue, Board Water & Light Water Supply Steam, Series B, 7.3%, 7/1/2006 (c)	3,155,000	3,574,205
Maryland, Hospital & Healthcare Revenue, Hospital Healthcare Systems Inc., 7.865%, 2/15/2027 (c)	855,000	1,029,608
Mount Laurel, NJ, Core City GO, Utility, 3.9%, 7/1/2010 (c)	950,000	945,773
Pennsylvania, Transportation/Tolls Revenue, Port Authority, Series A, 7.27%, 1/1/2007	930,000	1,066,143
Suffolk, VA, Multi Family Housing Revenue, Redevelopment and Housing Authority, Series T, 6.6%, 7/1/2015 (c)	1,985,000	2,255,099
Washington, Industrial Development Revenue, 2.5%, 10/1/2007 (c)	3,130,000	3,088,371
Washington, Industrial Development Revenue, Economic Development Financial Authority, CSC Tacoma LLC, Project, Series A, 3.8%, 10/1/2011 (c)	1,105,000	1,076,690
Total Municipal Investments (Cost $15,048,518)		15,877,213
Short-Term Investments 0.5%
US Treasury Bill:
0.87%***, 10/16/2003	195,000	194,938
0.90%***, 10/23/2003 (e)	3,395,000	3,393,091
Total Short-Term Investments (Cost $3,588,111)		3,588,029

	Shares	Value ($)

Cash Equivalents 9.5%
Cash Management Fund Institutional, 0.87% (b) (Cost $66,434,735)	66,434,735	66,434,735

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $669,275,659) (a)	98.3	690,755,816
Other Assets and Liabilities, Net	1.7	11,727,191
Net Assets	100.0	702,483,007

* Non-income producing security.
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2003.
*** Annualized yield at time of purchase; not a coupon rate.
****Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $696,428,671. At September 30, 2003, net unrealized depreciation for all securities based on tax cost was $5,672,855. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,736,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,408,982.
(b) Cash Management Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
MBIA	Municipal Bond Investors Assurance

(d) Mortgage dollar rolls included.
(e) At September 30, 2003 this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2003, open futures contracts were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation)($)
10 year US Treasury Note	12/19/2003	28	3,158,877	3,209,500	50,623
DAX Index	12/19/2003	146	15,199,732	13,893,107	(1,306,625)
S&P 500 EMINI Index	12/19/2003	1	50,492	49,700	(792)
S&P 500 Index	12/18/2003	39	9,910,460	9,692,475	(217,985)
Topix Index	12/11/2003	101	9,344,516	9,180,996	(163,520)
Total net unrealized depreciation					(1,638,299)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of September 30, 2003 (Unaudited)

Asset Management Portfolio II	Shares	Value ($)

Common Stocks 34.5%
Consumer Discretionary 4.2%
Auto Components 0.1%
Cooper Tire & Rubber Co.	200	3,174
Dana Corp.	300	4,629
Goodyear Tire & Rubber Co.	400	2,628
Johnson Controls, Inc.	400	37,840
		48,271
Automobiles 0.3%
AutoNation, Inc.*	600	10,524
Ford Motor Co.	4,200	45,235
General Motors Corp.	1,700	69,581
Harley-Davidson, Inc.	1,100	53,020
		178,360
Hotel, Restaurants & Leisure 0.3%
Carnival Corp. "A"	1,532	50,387
Darden Restaurants, Inc.	400	7,600
Harrah's Entertainment, Inc.*	300	12,633
Hilton Hotels Corp.	900	14,598
International Game Technology	1,400	39,410
Marriott International, Inc. "A"	500	21,515
Starbucks Corp.*	900	25,920
Starwood Hotels & Resorts Worldwide, Inc.	500	17,400
YUM! Brands, Inc.*	700	20,734
		210,197
Household Durables 0.2%
American Greeting Corp. "A"*	100	1,943
Black & Decker Corp.	200	8,110
Centex Corp.	200	15,576
Fortune Brands, Inc.	376	21,338
KB Home	400	23,864
Leggett & Platt, Inc.	400	8,652
Maytag Corp.	200	4,994
Pulte Homes, Inc.	165	11,222
Snap-On, Inc.	100	2,765
Tupperware Corp.	1,400	18,732
Whirlpool Corp.	200	13,554
		130,750
Internet & Catalog Retailing 0.2%
eBay, Inc.*	1,800	96,318
Leisure Equipment & Products 0.1%
Brunswick Corp.	200	5,136
Eastman Kodak Co.	1,400	29,316
		34,452
Media 1.4%
AOL Time Warner, Inc.*	11,792	178,177
Clear Channel Communications, Inc.	1,518	58,139
Comcast Corp. "A"*	5,200	160,576
Dow Jones & Co., Inc.	200	9,470
Gannett Co., Inc.	600	46,536
Interpublic Group of Companies, Inc.	900	12,708
Knight-Ridder, Inc.	200	13,340
McGraw-Hill, Inc.	470	29,201
Meredith Corp.	100	4,617
Monster Worldwide, Inc.*	300	7,554
Omnicom Group, Inc.	460	33,051
Tribune Co.	700	32,130
Univision Communications, Inc. "A"*	837	26,725
Viacom, Inc. "B"*	4,115	157,605
Walt Disney Co.	4,916	99,156
		868,985
Multiline Retail 0.5%
Big Lots, Inc.*	300	4,743
Costco Wholesale Corp.*	1,100	34,188
Dollar General Corp.	1,600	32,000
Family Dollar Stores, Inc.	400	15,956
Federated Department Stores, Inc.	400	16,760
J.C. Penny Co., Inc.	600	12,822
Kohl's Corp.*	800	42,800
Sears, Roebuck & Co.	700	30,611
Target Corp.	2,217	83,426
The May Department Stores Co.	700	17,241
		290,547
Specialty Retail 0.9%
AutoZone, Inc.*	400	35,812
Bed Bath & Beyond, Inc.*	1,100	41,998
Best Buy Co., Inc.*	792	37,636
Home Depot, Inc.	5,436	173,137
Lowe's Companies, Inc.	2,183	113,298
Office Depot, Inc.*	1,900	26,695
RadioShack Corp.	400	11,364
Sherwin-Williams Co.	300	8,823
Staples, Inc.*	1,800	42,750
The Gap, Inc.	2,100	35,952
Tiffany & Co.	800	29,864
TJX Companies, Inc.	1,200	23,304
Toys ''R'' Us, Inc.*	500	6,015
		586,648
Textiles, Apparel & Luxury Goods 0.2%
Jones Apparel Group, Inc.*	300	8,979
Liz Claiborne, Inc.	300	10,215
NIKE, Inc. "B"	900	54,738
Nordstrom, Inc.	1,000	24,810
Reebok International Ltd.*	100	3,343
The Limited, Inc.	1,200	18,096
VF Corp.	200	7,782
		127,963
Consumer Staples 3.8%
Beverages 0.9%
Adolph Coors Co.	400	21,504
Anheuser-Busch Companies, Inc.	1,900	93,746
Brown-Forman Corp. "B"	200	15,824
Coca-Cola Enterprises, Inc.	1,000	19,060
Pepsi Bottling Group, Inc.	600	12,348
PepsiCo, Inc.	4,095	187,674
The Coca-Cola Co.	5,014	215,401
		565,557
Food & Drug Retailing 0.3%
CVS Corp.	900	27,954
Kroger Co.*	1,700	30,379
Safeway, Inc.*	1,891	43,379
Sysco Corp.	1,500	49,065
Walgreen Co.	1,000	30,640
Winn-Dixie Stores, Inc.	300	2,895
		184,312
Food Products 1.4%
Archer-Daniels-Midland Co.	1,500	19,665
Campbell Soup Co.	1,065	28,222
ConAgra Foods, Inc.	1,200	25,488
General Mills, Inc.	900	42,363
H.J. Heinz Co.	800	27,424
Kellogg Co.	900	30,015
McCormick & Co., Inc.	300	8,226
McDonald's Corp.	3,085	72,621
Sara Lee Corp.	100	1,836
Wal-Mart Stores, Inc.	10,220	570,787
William Wrigley Jr. Co.	500	27,650
		854,297
Household Products 0.6%
Clorox Co.	500	22,935
Colgate-Palmolive Co.	1,279	71,483
Kimberly-Clark Corp.	586	30,074
Procter & Gamble Co.	3,047	282,823
		407,315
Personal Products 0.2%
Alberto-Culver Co. "B"	100	5,882
Avon Products, Inc.	500	32,280
Gillette Co.	2,400	76,752
		114,914
Tobacco 0.4%
Altria Group, Inc.	5,201	227,804
UST, Inc.	400	14,072
		241,876
Energy 1.9%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.	800	23,672
BJ Services Co.*	400	13,668
Nabors Industries Ltd.*	300	11,178
Noble Corp.*	300	10,197
Rowan Companies, Inc.	200	4,916
Schlumberger Ltd.	1,300	62,920
Transocean Sedco Forex, Inc.	922	18,440
		144,991
Oil & Gas 1.7%
Anadarko Petroleum Corp.	600	25,056
Apache Corp.	400	27,757
Burlington Resources, Inc.	500	24,100
ChevronTexaco Corp.	2,500	178,625
ConocoPhillips	1,600	87,601
Devon Energy Corp.	500	24,095
EOG Resources, Inc.	700	29,218
ExxonMobil Corp.	15,587	570,484
Kerr-McGee Corp.	600	26,784
Occidental Petroleum Corp.	900	31,707
Unocal Corp.	600	18,912
		1,044,339
Financials 7.2%
Banks 2.7%
AmSouth Bancorp.	800	16,976
Bank of America Corp.	3,500	273,140
Bank of New York Co., Inc.	1,800	52,398
Bank One Corp.	2,714	104,896
BB&T Corp.	1,321	47,437
Charter One Financial, Inc.	501	15,321
Comerica, Inc.	400	18,640
Fifth Third Bancorp.	1,377	76,382
First Tennessee National Corp.	300	12,738
FleetBoston Financial Corp.	2,545	76,732
Golden West Financial Corp.	400	35,804
Huntington Bancshares, Inc.	500	9,895
J.P. Morgan Chase & Co.	4,826	165,677
KeyCorp.	1,000	25,570
Marshall & Ilsley Corp.	500	15,760
Mellon Financial Corp.	1,000	30,140
National City Corp.	1,400	41,244
PNC Financial Services Group	692	32,925
Regions Financial Corp.	500	17,125
SouthTrust Corp.	800	23,512
SunTrust Banks, Inc.	672	40,569
Synovus Financial Corp.	700	17,493
Union Planters Corp.	500	15,820
US Bancorp.	4,580	109,874
Wachovia Corp.	3,100	127,689
Washington Mutual, Inc.	2,100	82,677
Wells Fargo & Co.	3,900	200,850
Zions Bancorp.	200	11,170
		1,698,454
Diversified Financials 2.8%
American Express Co.	3,000	135,180
Bear Stearns Companies, Inc.	500	37,400
Capital One Finance Corp.	576	32,855
Charles Schwab Corp.	3,463	41,244
Citigroup, Inc.	12,021	547,076
Countrywide Financial Corp.	300	23,484
Fannie Mae	2,300	161,460
Federated Investors, Inc.	300	8,310
Franklin Resources, Inc.	600	26,526
Freddie Mac	1,600	83,760
Goldman Sachs Group, Inc.	1,100	92,290
Janus Capital Group, Inc.	600	8,382
Lehman Brothers Holdings, Inc.	800	55,264
MBNA Corp.	3,088	70,406
Merrill Lynch & Co., Inc.	2,500	133,825
Moody's Corp.	379	20,834
Morgan Stanley	2,586	130,490
Providian Financial Corp.*	700	8,253
SLM Corp.	1,000	38,960
Standard & Poor's 500 Depository Receipt Trust (SPDRs)	283	28,272
State Street Corp.	1,197	53,865
T. Rowe Price Group, Inc.	300	12,378
		1,750,514
Insurance 1.6%
ACE Ltd.	730	24,148
AFLAC, Inc.	1,200	38,760
Allstate Corp.	1,720	62,832
Ambac Financial Group, Inc.	268	17,152
American International Group, Inc.	6,094	351,624
Aon Corp.	700	14,595
Chubb Corp.	700	45,416
Cincinnati Financial Corp.	400	15,984
Hartford Financial Services Group, Inc.	667	35,104
Jefferson-Pilot Corp.	300	13,314
John Hancock Financial Services, Inc.	700	23,660
Lincoln National Corp.	400	14,152
Marsh & McLennan Companies, Inc.	1,290	61,417
MBIA, Inc.	379	20,834
MetLife, Inc.	1,800	50,490
MGIC Investment Corp.	200	10,414
Principal Financial Group, Inc.	700	21,693
Progressive Corp.	500	34,555
Prudential Financial, Inc.	1,300	48,568
Safeco Corp.	300	10,578
St. Paul Companies, Inc.	500	18,515
Torchmark Corp.	300	12,192
Travelers Property Casualty Corp. "B"	2,301	36,535
XL Capital Ltd. "A"	300	23,232
		1,005,764
Real Estate 0.1%
Apartment Investment & Management Co. (REIT)	200	7,872
Equity Office Properties Trust (REIT)	900	24,777
Equity Residential (REIT)	750	21,960
Plum Creek Timber Co., Inc. (REIT)	400	10,176
ProLogis (REIT)	400	12,100
Simon Property Group, Inc. (REIT)	400	17,432
		94,317
Health Care 4.5%
Biotechnology 0.4%
Amgen, Inc.*	3,067	198,036
Biogen, Inc.*	413	15,789
Chiron Corp.*	484	25,018
Genzyme Corp. (General Division)*	500	23,125
MedImmune, Inc.*	600	19,806
		281,774
Health Care Equipment & Supplies 0.6%
Applera Corp. - Applied Biosystems Group	500	11,155
Bausch & Lomb, Inc.	100	4,415
Baxter International, Inc.	300	8,718
Becton, Dickinson & Co.	600	21,672
Biomet, Inc.	600	20,166
Boston Scientific Corp.*	969	61,822
C.R. Bard, Inc.	100	7,100
Guidant Corp.*	700	32,795
Medtronic, Inc.	2,893	135,740
St. Jude Medical, Inc.*	400	21,508
Stryker Corp.	500	37,655
Zimmer Holdings, Inc.*	500	27,550
		390,296
Health Care Providers & Services 0.6%
Aetna, Inc.	400	24,412
AmerisourceBergen Corp.	300	16,215
Anthem, Inc.*	300	21,399
Cardinal Health, Inc.	500	29,195
Express Scripts, Inc.*	200	12,230
HCA, Inc.	300	11,058
Health Management Associates, Inc.	600	13,086
Humana, Inc.*	1,400	25,270
IMS Health, Inc.	600	12,660
Manor Care, Inc.	200	6,000
McKesson Corp.	700	23,303
Quest Diagnostics, Inc.*	200	12,128
Tenet Healthcare Corp.*	1,100	15,928
UnitedHealth Group, Inc.	1,790	90,073
Wellpoint Health Networks, Inc.*	600	46,248
		359,205
Pharmaceuticals 2.9%
Abbott Laboratories	2,903	123,523
Allergan, Inc.	300	23,619
Bristol-Myers Squibb Co.	4,500	115,470
Eli Lilly & Co.	2,600	154,440
Forest Laboratories, Inc.*	800	41,160
Johnson & Johnson	6,943	343,817
King Pharmaceuticals, Inc.*	600	9,090
Medco Health Solutions, Inc.	600	15,558
Merck & Co., Inc.	5,200	263,224
Pfizer, Inc.	18,296	555,841
Schering-Plough Corp.	1,400	21,336
Watson Pharmaceuticals, Inc.*	304	12,674
Wyeth	3,100	142,910
		1,822,662
Industrials 3.9%
Aerospace & Defense 0.5%
Boeing Co.	2,527	86,752
General Dynamics Corp.	500	39,030
Goodrich Corp.	300	7,272
Honeywell International, Inc.	2,000	52,700
Lockheed Martin Corp.	300	13,845
Northrop Grumman Corp.	100	8,622
Raytheon Co.	1,000	28,000
Rockwell Collins, Inc.	400	10,100
United Technologies Corp.	1,100	85,008
		331,329
Air Freight & Logistics 0.3%
FedEx Corp.	700	45,101
Ryder System, Inc.	100	2,932
United Parcel Service, Inc. "B"	2,668	170,218
		218,251
Airlines 0.1%
Delta Air Lines, Inc.	300	3,990
Southwest Airlines Co.	1,800	31,860
		35,850
Building Products 0.1%
American Standard Companies, Inc.*	400	33,700
Crane Co.	100	2,341
Masco Corp.	1,100	26,928
		62,969
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*	500	5,400
Apollo Group, Inc. "A"*	700	46,221
Automatic Data Processing, Inc.	1,400	50,190
Cendant Corp.*	3,300	61,677
Concord EFS, Inc.*	3,361	45,945
Convergys Corp.*	1,300	23,842
Equifax, Inc.	300	6,681
First Data Corp.	836	33,407
Fiserv, Inc.*	518	18,767
H&R Block, Inc.	400	17,260
Paychex, Inc.	900	30,537
Pitney Bowes, Inc.	500	19,160
R.R. Donnelley & Sons Co.	300	7,461
Robert Half International, Inc.*	400	7,800
Sabre Holdings Corp.	300	6,447
Waste Management, Inc.	1,400	36,638
		417,433
Electrical Equipment 0.1%
American Power Conversion Corp.*	500	8,570
Cooper Industries, Inc. "A"	200	9,606
Emerson Electric Co.	1,000	52,650
Molex, Inc.	400	11,436
Power-One, Inc.*	200	2,058
Thomas & Betts Corp.*	100	1,585
		85,905
Industrial Conglomerates 1.5%
3M Co.	1,831	126,467
General Electric Co.	23,524	701,250
Textron, Inc.	300	11,835
Tyco International Ltd.	4,809	98,248
		937,800
Machinery 0.5%
Caterpillar, Inc.	1,063	73,177
Cummins, Inc.	100	4,443
Danaher Corp.	400	29,544
Deere & Co.	600	31,986
Dover Corp.	500	17,685
Eaton Corp.	200	17,724
Illinois Tool Works, Inc.	700	46,382
Ingersoll-Rand Co. "A"	400	21,376
ITT Industries, Inc.	200	11,968
Navistar International Corp.*	200	7,456
PACCAR, Inc.	300	22,407
Pall Corp.	300	6,732
Parker-Hannifin Corp.	300	13,410
		304,290
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	900	25,983
CSX Corp.	500	14,625
Norfolk Southern Corp.	900	16,650
Union Pacific Corp.	600	34,902
		92,160
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	200	9,510
Information Technology 5.9%
Communications Equipment 0.9%
ADC Telecommunications, Inc.*	1,900	4,427
Andrew Corp.*	400	4,916
Avaya, Inc.*	1,000	10,900
CIENA Corp.*	1,100	6,501
Cisco Systems, Inc.*	16,500	322,410
Comverse Technologies, Inc.*	400	5,984
Corning, Inc.*	3,100	29,202
JDS Uniphase Corp.*	3,300	11,880
Lucent Technologies, Inc.*	9,600	20,736
Motorola, Inc.	5,400	64,638
QUALCOMM, Inc.	1,800	74,952
Scientific-Atlanta, Inc.	300	9,345
Tellabs, Inc.*	1,000	6,790
		572,681
Computers & Peripherals 1.4%
Apple Computer, Inc.*	800	16,504
Dell, Inc.	6,035	201,509
EMC Corp.*	5,100	64,413
Gateway, Inc.*	800	4,528
Hewlett-Packard Co.	7,223	139,837
International Business Machines Corp.	4,050	357,737
Lexmark International, Inc.*	300	18,903
NCR Corp.*	200	6,338
Network Appliance, Inc.*	800	16,424
Sun Microsystems, Inc.*	7,500	24,825
		851,018
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*	1,993	44,065
Jabil Circuit, Inc.*	1,100	28,655
Millipore Corp.*	100	4,606
PerkinElmer, Inc.	300	4,593
Sanmina Corp.*	1,200	11,640
Solectron Corp.*	1,900	11,115
Symbol Technologies, Inc.	500	5,975
Tektronix, Inc.*	200	4,950
Thermo Electron Corp.*	400	8,680
Waters Corp.*	300	8,229
		132,508
Internet Software & Services 0.1%
Yahoo! Inc.*	1,400	49,532
IT Consulting & Services 0.1%
Computer Sciences Corp.*	400	15,028
Electronic Data Systems Corp.	1,100	22,220
SunGard Data Systems, Inc.*	1,300	34,203
Unisys Corp.*	800	10,824
		82,275
Office Electronics 0.0%
Xerox Corp.*	1,800	18,468
Semiconductor Equipment & Products 1.4%
Advanced Micro Devices, Inc.*	800	8,888
Altera Corp.*	900	17,010
Analog Devices, Inc.*	911	34,636
Applied Materials, Inc.*	4,031	73,122
Applied Micro Circuits Corp.*	700	3,409
Broadcom Corp. "A"*	1,300	34,606
Intel Corp.	15,288	420,573
KLA-Tencor Corp.*	400	20,560
Linear Technology Corp.	700	25,067
LSI Logic Corp.*	2,500	22,475
Maxim Integrated Products, Inc.	800	31,600
Micron Technology, Inc.*	1,400	18,788
National Semiconductor Corp.*	400	12,916
Novellus Systems, Inc.*	425	14,344
NVIDIA Corp.*	400	6,364
PMC-Sierra, Inc.*	400	5,276
QLogic Corp.*	200	9,402
Teradyne, Inc.*	400	7,440
Texas Instruments, Inc.	4,189	95,509
Xilinx, Inc.*	800	22,808
		884,793
Software 1.8%
Adobe Systems, Inc.	609	23,909
BMC Software, Inc.*	500	6,965
Citrix Systems, Inc.*	400	8,832
Computer Associates International, Inc.	1,300	33,943
Compuware Corp.*	900	4,824
Electronic Arts, Inc.*	400	36,892
Intuit, Inc.*	890	42,934
Mercury Interactive Corp.*	200	9,082
Microsoft Corp.	25,399	705,838
Novell, Inc.*	900	4,797
Oracle Corp.*	12,477	139,992
Parametric Technology Corp.*	600	1,872
PeopleSoft, Inc.*	800	14,552
Siebel Systems, Inc.*	1,100	10,692
Symantec Corp.*	600	37,812
VERITAS Software Corp.*	1,500	47,100
		1,130,036
Materials 1.0%
Chemicals 0.5%
Air Products & Chemicals, Inc.	500	22,550
Dow Chemical Co.	2,232	72,629
E.I. du Pont de Nemours & Co.	1,500	60,015
Eastman Chemical Co.	200	6,700
Ecolab, Inc.	600	15,150
Engelhard Corp.	300	8,301
Hercules, Inc.*	300	3,399
Monsanto Co.	1,300	31,131
PPG Industries, Inc.	600	31,332
Praxair, Inc.	400	24,780
Rohm & Haas Co.	500	16,725
Sigma-Aldrich Corp.	200	10,388
		303,100
Construction Materials 0.0%
Vulcan Materials Co.	200	7,982
Containers & Packaging 0.1%
Ball Corp.	100	5,400
Pactiv Corp.*	1,200	24,336
Sealed Air Corp.*	200	9,446
Temple-Inland, Inc.	100	4,855
		44,037
Metals & Mining 0.2%
Alcoa, Inc.	2,000	52,320
Allegheny Technologies, Inc.	200	1,310
Freeport-McMoRan Copper & Gold, Inc. "B"	400	13,240
Newmont Mining Corp.	1,012	39,559
Phelps Dodge Corp.*	200	9,360
Worthington Industries, Inc.	200	2,512
		118,301
Paper & Forest Products 0.2%
Boise Cascade Corp.	100	2,760
Georgia-Pacific Corp.	600	14,544
International Paper Co.	1,100	42,922
Louisiana-Pacific Corp.*	200	2,756
Weyerhaeuser Co.	800	46,760
		109,742
Telecommunication Services 1.2%
Diversified Telecommunication Services 1.0%
ALLTEL Corp.	793	36,748
AT&T Corp.	1,800	38,790
BellSouth Corp.	4,300	101,824
CenturyTel, Inc.	928	31,450
Citizens Communications Co.*	700	7,847
Qwest Communications International, Inc.*	3,900	13,260
SBC Communications, Inc.	7,899	175,753
Sprint Corp.	2,100	31,710
Verizon Communications, Inc.	6,534	211,963
		649,345
Wireless Telecommunication Services 0.2%
AT&T Wireless Services, Inc.*	6,300	51,534
Nextel Communications, Inc. "A"*	2,400	47,256
Sprint Corp. (PCS Group)*	2,400	13,752
		112,542
Utilities 0.9%
Electric Utilities 0.8%
Ameren Corp.	400	17,164
American Electric Power Co.	900	27,000
CenterPoint Energy, Inc.	700	6,419
CINergy Corp.	400	14,680
CMS Energy Corp.	300	2,211
Consolidated Edison, Inc.	500	20,380
Constellation Energy Group, Inc.	400	14,312
Dominion Resources, Inc.	770	47,663
DTE Energy Co.	400	14,756
Edison International*	1,600	30,560
Entergy Corp.	500	27,075
Exelon Corp.	800	50,800
FirstEnergy Corp.	800	25,520
FPL Group, Inc.	400	25,280
PG&E Corp.*	1,000	23,900
Pinnacle West Capital Corp.	200	7,100
Progress Energy, Inc.	600	26,676
Public Service Enterprise Group, Inc.	900	37,800
Southern Co.	1,700	49,844
TECO Energy, Inc.	400	5,528
TXU Corp.	700	16,492
		491,160
Gas Utilities 0.1%
KeySpan Corp.	400	14,032
Kinder Morgan, Inc.	300	16,203
NICOR, Inc.	100	3,514
NiSource, Inc.	600	11,988
Peoples Energy Corp.	100	4,138
Sempra Energy	500	14,680
		64,555
Multi-Utilities & Unregulated Power 0.0%
AES Corp.*	1,400	10,388
Calpine Corp.*	900	4,401
Duke Energy Corp.	300	5,343
Dynegy, Inc. "A"	900	3,240
Williams Companies, Inc.	1,200	11,304
		34,676
Total Common Stocks (Cost $21,070,781)		21,685,326

	Principal Amount ($)	Value ($)

Corporate Bonds 9.6%
Consumer Discretionary 1.1%
AOL Time Warner, Inc., 6.75%, 4/15/2011	95,000	106,085
Comcast Corp., 7.05%, 3/15/2033	70,000	76,718
General Motors Corp., 8.375%, 7/15/2033	30,000	31,368
Liberty Media Corp., 3.5%, 9/25/2006	145,000	144,528
Time Warner, Inc.:
7.57%, 2/1/2024	115,000	129,220
7.75%, 6/15/2005	65,000	70,911
8.11%, 8/15/2006	90,000	102,655
		661,485
Energy 0.2%
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	135,000	140,873
Financials 4.7%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	325,000	378,872
American General Finance Co., 4.625%, 9/1/2010	265,000	271,556
American International Group, Inc., 144A, 4.25%, 5/15/2013	255,000	245,886
Citigroup, Inc., 5.875%, 2/22/2033	135,000	136,601
First Union Capital II, Series A, 7.95%, 11/15/2029	210,000	257,314
Ford Motor Credit Co.:
5.8%, 1/12/2009	40,000	40,334
6.875%, 2/1/2006	60,000	63,828
7.0%, 10/1/2013	50,000	50,023
General Electric Capital Corp., 5.45%, 1/15/2013	40,000	42,016
General Motors Nova Finance, 6.85%, 10/15/2008	150,000	161,369
Household Finance Corp., 6.5%, 1/24/2006	185,000	202,995
Ohio National Financial Services, 144A, 6.35%, 4/1/2013	90,000	93,971
Pemex Project Funding Master Trust:
8.5%, 2/15/2008	35,000	40,600
9.125%, 10/13/2010	305,000	365,237
Prudential Financial, Inc., 5.75%, 7/15/2033	130,000	123,429
SLM Corp.:
5.0%, 10/1/2013	180,000	181,967
5.625%, 8/1/2033	170,000	162,420
Verizon Global Funding Corp., 7.25%, 12/1/2010	135,000	158,223
		2,976,641
Health Care 0.5%
Health Care Service Corp., 144A, 7.75%, 6/15/2011	285,000	338,298
Industrials 0.7%
BAE System 2001 Asset Trust "B", Series B 2001, 144A, 7.156%, 12/15/2011	122,204	134,982
General Motors Corp., 7.2%, 1/15/2011	85,000	89,568
Systems 2001 Asset Trust LLC "G", Series 2001, 144A, 6.664%, 9/15/2013	203,514	227,970
		452,520
Telecommunication Services 0.3%
Verizon Communications, 8.75%, 11/1/2021	125,000	157,966
Verizon New York, Inc., 6.875%, 4/1/2012	45,000	51,384
		209,350
Utilities 2.1%
American Electric Power, 5.375%, 3/15/2010	115,000	120,681
Centerpoint Energy Houston, 144A, 6.95%, 3/15/2033	110,000	122,062
Consumers Energy Co., 6.25%, 9/15/2006	395,000	431,796
Ohio Power Co., Series H, 4.85%, 1/15/2014	35,000	34,532
Ohio Valley Electric Corp., 5.94%, 2/12/2006	335,000	363,880
Potomac Edison Co., 8.0%, 6/1/2024	60,000	63,000
Xcel Energy, Inc., 7.0%, 12/1/2010	140,000	158,413
		1,294,364
Total Corporate Bonds (Cost $5,803,320)		6,073,531

Asset Backed 10.1%
Automobile Receivables 3.1%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2002-B, 4.46%, 4/12/2009	80,000	83,061
"A4", Series 2002-A, 4.61%, 1/12/2009	155,000	161,136
"A4", Series 2001-C, 5.01%, 7/14/2008	245,000	254,805
Felco Funding II LLC "A4", Series 2000-1, 7.72%, 12/15/2005	379,353	381,403
Household Automotive Trust "A4A", Series 2002-3, 3.44%, 5/18/2009	210,000	215,123
MMCA Automobile Trust:
"A4", Series 2002-2, 4.3%, 3/15/2010	390,000	396,616
"B4", Series 2002-1, 5.37%, 1/15/2010	189,520	194,049
WFS Financial Owner Trust "A4", Series 2002-3, 3.5%, 2/20/2010	230,000	237,732
		1,923,925
Home Equity Loans 3.2%
Advanta Mortgage Loan Trust "A6", Series 2000-2, 7.72%, 3/25/2015	354,131	386,663
Conseco Finance:
"AF5", Series 1999-H, 7.6%, 11/15/2029	890,000	941,419
"AF6", Series 2000-B, 7.8%, 5/15/2020	600,131	635,558
Long Beach Mortgage Loan Trust "M3", Series 2001-4, 3.87%**, 3/25/2032	70,000	65,950
		2,029,590
Manufactured Housing Receivables 2.9%
Conseco Finance Securitizations Corp. "A4", Series 2001-1, 6.21%, 7/1/2032	884,000	901,804
Greenpoint Manufactured Housing "AF6", Series 1999-5, 7.33%, 8/15/2020	890,000	912,921
		1,814,725
Miscellaneous 0.9%
PSE&G Transition Funding LLC:
Series 2001-1, 6.61%, 6/15/2015	260,000	300,794
Series 2001-1, 6.89%, 12/15/2017	240,000	282,451
		583,245
Total Asset Backed (Cost $6,189,587)		6,351,485

Foreign Bonds - US$ Denominated 2.8%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022	455,000	507,598
Inversiones CMPC SA, 144A, 4.875%, 6/18/2013	210,000	202,660
Petroleos Mexicanos, 9.5%, 9/15/2027	55,000	66,550
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011	550,000	607,327
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	125,000	119,635
WMC Finance USA, 5.125%, 5/15/2013	265,000	262,902
Total Foreign Bonds - US$ Denominated (Cost $1,659,454)		1,766,672

US Treasury Obligations 3.6%
US Treasury Bond, 6.0%, 2/15/2026	1,077,000	1,227,654
US Treasury Note:
1.625%, 4/30/2005	30,000	30,176
5.0%, 8/15/2011	666,000	728,489
6.125%, 8/15/2007	140,000	159,469
US Treasury STRIP, Principal only, 5.493%****, 8/15/2026	440,000	129,490
Total US Treasury Obligations (Cost $2,222,724)		2,275,278

US Government Agency Pass-Thrus 6.9%
Federal Home Loan Mortgage Corp.:
5.0%, 7/1/2018	132,871	136,182
5.0%, 10/1/2033	270,000	269,916
Federal National Mortgage Association:
4.5%, 10/1/2033 (d)	280,000	271,075
5.0%, with various maturities from 10/1/2018 until 10/1/2033 (d)	1,034,204	1,051,736
5.5%, with various maturities from 3/1/2018 until 7/1/2033 (d)	1,181,741	1,209,542
6.0%, with various maturities from 3/1/2015 until 10/1/2033 (d)	326,954	340,250
6.017%, 4/1/2012	222,833	246,143
6.361%, 7/1/2008	676,724	744,363
9.0%, 11/1/2030	71,748	77,867
Total US Government Agency Pass-Thrus (Cost $4,261,660)		4,347,074

Collateralized Mortgage Obligations 7.2%
Countrywide Home Loans, Series 2001-24, 6.25%, 1/25/2032	443,864	443,738
Fannie Mae, 4.5%, 8/1/2032	340,000	349,726
Federal Home Loan Mortgage Corp.:
"CH", Series 2614, 3.5%, 12/15/2010	280,000	287,395
"PE", Series 2378, 5.5%, 11/15/2016	225,000	238,323
"CH", Series 2303, 6.0%, 11/15/2022	418,891	423,958
"PE", Series 2208, 7.0%, 12/15/2028	22,193	22,306
"A5"Series T-42, 7.5%, 2/25/2042	80,099	87,833
Federal National Mortgage Association:
"2A3", Series 2001-4, 4.16%, 6/25/2042	140,000	143,553
"A2", Series 2002-W10, 4.7%, 8/25/2042	65,000	67,398
"A2", Series 2002-W9, 4.7%, 8/25/2042	65,000	65,699
"1A5", Series 2003-W14, 4.71%, 9/25/2043	270,000	280,398
Series 2001-69, 5.5%, 7/25/2011	173,682	173,860
Series 2001-51, 6.0%, 10/25/2016	345,000	368,859
"VD", Series 2002-56, 6.0%, 4/25/2020	55,000	56,469
Series 2003-W3, 7.0%, 8/25/2042	19,849	21,523
Series 2003-W8, 7.0%, 10/25/2042	151,832	165,955
"1A3", Series 2003-W2, 7.5%, 2/15/2033	86,251	94,579
Federal National Mortgage Association Grantor Trust, Series 2002-T19, 7.5%, 7/25/2042	202,390	221,934
FHLMC Structured Pass Through Securities, Series T-56, 4.29%, 5/25/2033	240,000	247,142
Freddie Mac, Series 2497, 5.0%, 2/15/2022	50,726	52,881
Master Asset Securitization Trust:
"3A2", Series 2003-2, 4.25%, 4/25/2003	267,470	269,978
"8A1", Series 2003-6, 5.5%, 7/25/2033	222,111	224,039
Wells Fargo Mortgage Backed Securities Trust, Series 2003-6, 5.0%, 6/25/2018	210,277	213,656
Total Collateralized Mortgage Obligations (Cost $4,491,004)		4,521,202

Municipal Investments 2.9%
Illinois, State GO, 4.95%, 6/1/2023	105,000	99,133
Lansing, MI, Water & Sewer Revenue, Board Water & Light Water Supply Steam, Series B, 7.3%, 7/1/2006 (b)	605,000	685,386
Maryland, Hospital & Healthcare Revenue, Hospital Healthcare Systems Inc., 7.865%, 2/15/2027 (b)	175,000	210,738
Pennsylvania, Transportation/Tolls Revenue, Port Authority, Series A, 7.27%, 1/1/2007 (b)	180,000	206,350
Virginia, Multi Family Housing Revenue, Housing Development Authority, Series A, 6.51%, 5/1/2019 (b)	610,000	645,441
Total Municipal Investments (Cost $1,586,602)		1,847,048

Short-Term Investments 6.9%
US Treasury Bill:
.80%***, 10/16/2003 (e)	10,000	9,997
.82%***, 10/23/2003	340,000	339,809
.84%***, 12/11/2003 (e)	4,000,000	3,992,742
Total Short-Term Investments (Cost $4,342,480)		4,342,548

	Shares	Value ($)

Cash Equivalents 15.4%
Cash Management Fund Institutional, 0.87%, 1/1/2049 (c) (Cost $9,682,168)	9,682,168	9,682,168

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,309,780) (a)	99.9	62,892,332
Other Assets and Liabilities, Net	0.1	68,599
Net Assets	100.0	62,960,931

* Non-income producing security.
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2003.
*** Annualized yield at time of purchase; not a coupon rate.
****Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $64,329,873. At September 30, 2003, net unrealized depreciation for all securities based on tax cost was $1,437,541. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,756,456 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,193,997.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(c) Cash Management Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Mortgage dollar rolls included.
(e) At September 30, 2003, this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2003, open futures contracts were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro-Bund	12/8/2003	9	1,180,530	1,206,986	26,456
10 Year Japan Bond	12/11/2003	3	3,655,700	3,678,468	22,768
10 Year US Treasury Note	12/19/2003	16	1,742,807	1,834,000	91,193
DAX Index	12/19/2003	11	1,145,618	1,046,741	(98,877)
S&P EMINI Index	12/19/2003	1	50,492	49,700	(792)
S&P 500 Index	12/18/2003	3	762,961	745,575	(17,386)
Topix Index	12/11/2003	11	1,020,311	999,910	(20,401)
Total net unrealized appreciation					2,961

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of September 30, 2003 (Unaudited)

Asset Management Portfolio III	Shares	Value ($)

Common Stocks 14.8%
Consumer Discretionary 1.7%
Auto Components 0.0%
Cooper Tire & Rubber Co.	25	397
Dana Corp.	50	772
Goodyear Tire & Rubber Co.	58	381
Johnson Controls, Inc.	55	5,203
		6,753
Automobiles 0.1%
AutoNation, Inc.*	92	1,614
Ford Motor Co.	608	6,548
General Motors Corp.	246	10,069
Harley-Davidson, Inc.	152	7,326
		25,557
Hotel, Restaurants & Leisure 0.1%
Carnival Corp. "A"	208	6,841
Darden Restaurants, Inc.	55	1,045
Harrah's Entertainment, Inc.	36	1,516
Hilton Hotels Corp.	125	2,028
International Game Technology	202	5,686
Marriott International, Inc. "A"	77	3,313
Starbucks Corp.*	130	3,744
Starwood Hotels & Resorts Worldwide, Inc.	67	2,332
YUM! Brands, Inc.*	98	2,903
		29,408
Household Durables 0.1%
American Greeting Corp. "A"*	22	427
Black & Decker Corp.	26	1,054
Centex Corp.	21	1,635
Fortune Brands, Inc.	48	2,724
KB Home	58	3,460
Leggett & Platt, Inc.	64	1,384
Maytag Corp.	26	649
Pulte Homes, Inc.	20	1,360
Snap-On, Inc.	19	525
Tupperware Corp.	198	2,649
Whirlpool Corp.	23	1,559
		17,426
Internet & Catalog Retailing 0.1%
eBay, Inc.*	257	13,752
Leisure Equipment & Products 0.0%
Brunswick Corp.	30	770
Eastman Kodak Co.	206	4,314
		5,084
Media 0.6%
AOL Time Warner, Inc.*	1,656	25,022
Clear Channel Communications, Inc.	204	7,813
Comcast Corp. "A"*	747	23,067
Dow Jones & Co., Inc.	27	1,278
Gannett Co., Inc.	89	6,903
Interpublic Group of Companies, Inc.	130	1,836
Knight-Ridder, Inc.	27	1,801
McGraw-Hill, Inc.	63	3,914
Meredith Corp.	16	739
Monster Worldwide, Inc.*	38	957
Omnicom Group, Inc.	63	4,527
Tribune Co.	104	4,774
Univision Communications, Inc. "A"*	107	3,417
Viacom, Inc. "B"	582	22,291
Walt Disney Co.	678	13,675
		122,014
Multiline Retail 0.2%
Big Lots, Inc.*	39	617
Costco Wholesale Corp.*	152	4,724
Dollar General Corp.	230	4,600
Family Dollar Stores, Inc.	57	2,274
Federated Department Stores, Inc.	62	2,598
J.C. Penny Co., Inc.	90	1,923
Kohl's Corp.*	113	6,046
Sears, Roebuck & Co.	94	4,111
Target Corp.	303	11,402
The May Department Stores Co.	96	2,364
		40,659
Specialty Retail 0.4%
AutoZone, Inc.*	56	5,014
Bed Bath & Beyond, Inc.*	160	6,109
Best Buy Co., Inc.*	107	5,085
Home Depot, Inc.	762	24,270
Lowe's Companies, Inc.	306	15,881
Office Depot, Inc.*	272	3,822
RadioShack Corp.	55	1,563
Sherwin-Williams Co.	48	1,412
Staples, Inc.*	260	6,175
The Gap, Inc.	297	5,085
Tiffany & Co.	112	4,181
TJX Companies, Inc.	169	3,282
Toys ''R'' Us, Inc.*	71	854
		82,733
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.	42	1,257
Liz Claiborne, Inc.	36	1,226
NIKE, Inc. "B"	128	7,785
Nordstrom, Inc.	142	3,523
Reebok International Ltd.	19	635
The Limited, Inc.	173	2,609
VF Corp.	35	1,362
		18,397
Consumer Staples 1.7%
Beverages 0.4%
Adolph Coors Co.	58	3,118
Anheuser-Busch Companies, Inc.	275	13,569
Brown-Forman Corp. "B"	20	1,582
Coca-Cola Enterprises, Inc.	150	2,859
Pepsi Bottling Group, Inc.	88	1,811
PepsiCo, Inc.	572	26,215
The Coca-Cola Co.	708	30,416
		79,570
Food & Drug Retailing 0.1%
CVS Corp.	131	4,069
Kroger Co.*	249	4,450
Safeway, Inc.*	252	5,781
Sysco Corp.	215	7,033
Walgreen Co.	145	4,443
Winn-Dixie Stores, Inc.	48	463
		26,239
Food Products 0.6%
Archer-Daniels-Midland Co.	215	2,819
Campbell Soup Co.	136	3,604
ConAgra Foods, Inc.	178	3,781
General Mills, Inc.	124	5,837
H.J. Heinz Co.	117	4,011
Kellogg Co.	135	4,502
McCormick & Co., Inc.	46	1,261
McDonald's Corp.	423	9,957
Sara Lee Corp.	13	239
Wal-Mart Stores, Inc.	1,449	80,927
William Wrigley Jr. Co.	75	4,148
		121,086
Household Products 0.3%
Clorox Co.	72	3,303
Colgate-Palmolive Co.	178	9,948
Kimberly-Clark Corp.	77	3,952
Procter & Gamble Co.	430	39,913
		57,116
Personal Products 0.1%
Alberto-Culver Co. "B"	19	1,118
Avon Products, Inc.	78	5,036
Gillette Co.	338	10,809
		16,963
Tobacco 0.2%
Altria Group, Inc.	729	31,930
UST, Inc.	55	1,935
		33,865
Energy 0.8%
Energy Equipment & Services 0.1%
Baker Hughes, Inc.	111	3,284
BJ Services Co.*	52	1,777
Nabors Industries Ltd.*	48	1,788
Noble Corp.*	45	1,530
Rowan Companies, Inc.	31	762
Schlumberger Ltd.	193	9,341
Transocean Sedco Forex, Inc.	106	2,120
		20,602
Oil & Gas 0.7%
Anadarko Petroleum Corp.	83	3,466
Apache Corp.	54	3,744
Burlington Resources, Inc.	66	3,181
ChevronTexaco Corp.	355	25,365
ConocoPhillips	226	12,360
Devon Energy Corp.	77	3,711
EOG Resources, Inc.	98	4,091
ExxonMobil Corp.	2,201	80,557
Kerr-McGee Corp.	89	3,973
Occidental Petroleum Corp.	127	4,474
Unocal Corp.	85	2,679
		147,601
Financials 3.2%
Banks 1.2%
AmSouth Bancorp.	116	2,462
Bank of America Corp.	495	38,630
Bank of New York Co., Inc.	256	7,452
Bank One Corp.	375	14,494
BB&T Corp.	179	6,436
Charter One Financial, Inc.	75	2,309
Comerica, Inc.	58	2,703
Fifth Third Bancorp.	189	10,484
First Tennessee National Corp.	42	1,783
FleetBoston Financial Corp.	349	10,522
Golden West Financial Corp.	51	4,565
Huntington Bancshares, Inc.	76	1,504
J.P. Morgan Chase & Co.	675	23,173
KeyCorp.	140	3,580
Marshall & Ilsley Corp.	75	2,364
Mellon Financial Corp.	143	4,310
National City Corp.	204	6,010
PNC Financial Services Group	93	4,425
Regions Financial Corp.	74	2,535
SouthTrust Corp.	112	3,292
SunTrust Banks, Inc.	93	5,614
Synovus Financial Corp.	100	2,499
Union Planters Corp.	66	2,072
US Bancorp.	639	15,330
Wachovia Corp.	442	18,206
Washington Mutual, Inc.	306	12,047
Wells Fargo & Co.	557	28,686
Zions Bancorp.	30	1,676
		239,163
Diversified Financials 1.2%
American Express Co.	427	19,241
Bear Stearns Companies, Inc.	66	4,937
Capital One Finance Corp.	75	4,278
Charles Schwab Corp.	450	5,360
Citigroup, Inc.	1,708	77,731
Countrywide Financial Corp.	45	3,523
Fannie Mae	323	22,675
Federated Investors, Inc.	36	997
Franklin Resources, Inc.	83	3,669
Freddie Mac	231	12,093
Goldman Sachs Group, Inc.	157	13,172
Janus Capital Group, Inc.	80	1,118
Lehman Brothers Holdings, Inc.	116	8,013
MBNA Corp.	424	9,667
Merrill Lynch & Co., Inc.	355	19,003
Moody's Corp.	49	2,694
Morgan Stanley	361	18,216
Providian Financial Corp.*	96	1,132
SLM Corp.	149	5,805
State Street Corp.	165	7,425
T. Rowe Price Group, Inc.	41	1,692
		242,441
Insurance 0.7%
ACE Ltd.	92	3,043
AFLAC, Inc.	171	5,523
Allstate Corp.	233	8,511
Ambac Financial Group, Inc.	35	2,240
American International Group, Inc.	865	49,911
Aon Corp.	104	2,168
Chubb Corp.	101	6,553
Cincinnati Financial Corp.	53	2,118
Hartford Financial Services Group, Inc.	94	4,947
Jefferson-Pilot Corp.	47	2,086
John Hancock Financial Services, Inc.	96	3,245
Lincoln National Corp.	59	2,087
Marsh & McLennan Companies, Inc.	177	8,427
MBIA, Inc.	48	2,639
MetLife, Inc.	252	7,069
MGIC Investment Corp.	32	1,666
Principal Financial Group, Inc.	107	3,316
Progressive Corp.	72	4,976
Prudential Financial, Inc.	181	6,762
Safeco Corp.	46	1,622
St. Paul Companies, Inc.	75	2,777
Torchmark Corp.	38	1,544
Travelers Property Casualty Corp. "B"	335	5,321
XL Capital Ltd. "A"	45	3,485
		142,036
Real Estate 0.1%
Apartment Investment & Management Co. (REIT)	31	1,220
Equity Office Properties Trust (REIT)	132	3,634
Equity Residential (REIT)	91	2,664
Plum Creek Timber Co., Inc. (REIT)	62	1,577
ProLogis (REIT)	59	1,785
Simon Property Group, Inc. (REIT)	64	2,789
		13,669
Health Care 1.9%
Biotechnology 0.2%
Amgen, Inc.*	428	27,636
Biogen, Inc.*	49	1,873
Chiron Corp.*	62	3,205
Genzyme Corp. (General Division)*	74	3,423
MedImmune, Inc.*	83	2,740
		38,877
Health Care Equipment & Supplies 0.3%
Applera Corp. - Applied Biosystems Group	69	1,539
Bausch & Lomb, Inc.	18	795
Baxter International, Inc.	45	1,308
Becton, Dickinson & Co.	85	3,070
Biomet, Inc.	85	2,857
Boston Scientific Corp.*	136	8,677
C.R. Bard, Inc.	17	1,207
Guidant Corp.	102	4,779
Medtronic, Inc.	404	18,956
St. Jude Medical, Inc.*	57	3,065
Stryker Corp.	66	4,970
Zimmer Holdings, Inc.*	75	4,133
		55,356
Health Care Providers & Services 0.2%
Aetna, Inc.	51	3,113
AmerisourceBergen Corp.	37	2,000
Anthem, Inc.*	46	3,281
Cardinal Health, Inc.	68	3,971
Express Scripts, Inc.	26	1,590
HCA, Inc.	36	1,327
Health Management Associates, Inc.	79	1,723
Humana, Inc.*	196	3,538
IMS Health, Inc.	79	1,667
Manor Care, Inc.	30	900
McKesson Corp.	96	3,196
Quest Diagnostics, Inc.*	35	2,122
Tenet Healthcare Corp.*	155	2,244
UnitedHealth Group, Inc.	249	12,530
Wellpoint Health Networks, Inc.*	82	6,321
		49,523
Pharmaceuticals 1.2%
Abbott Laboratories	408	17,360
Allergan, Inc.	43	3,385
Bristol-Myers Squibb Co.	643	16,499
Eli Lilly & Co.	372	22,097
Forest Laboratories, Inc.*	121	6,225
Johnson & Johnson	985	48,777
King Pharmaceuticals, Inc.*	81	1,227
Medco Health Solutions, Inc.*	90	2,334
Merck & Co., Inc.	742	37,560
Pfizer, Inc.	2,583	78,484
Schering-Plough Corp.	195	2,972
Watson Pharmaceuticals, Inc.*	35	1,459
Wyeth	441	20,330
		258,709
Industrials 1.6%
Aerospace & Defense 0.2%
Boeing Co.	352	12,084
General Dynamics Corp.	65	5,074
Goodrich Corp.	39	945
Honeywell International, Inc.	285	7,510
Lockheed Martin Corp.	47	2,169
Northrop Grumman Corp.	6	517
Raytheon Co.	137	3,836
Rockwell Collins, Inc.	60	1,515
United Technologies Corp.	155	11,978
		45,628
Air Freight & Logistics 0.1%
FedEx Corp.	99	6,379
Ryder System, Inc.	21	616
United Parcel Service, Inc. "B"	373	23,797
		30,792
Airlines 0.0%
Delta Air Lines, Inc.	41	545
Southwest Airlines Co.	260	4,602
		5,147
Building Products 0.0%
American Standard Companies, Inc.*	53	4,465
Crane Co.	19	445
Masco Corp.	156	3,819
		8,729
Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc.*	70	756
Apollo Group, Inc. "A"*	95	6,273
Automatic Data Processing, Inc.	198	7,098
Cendant Corp.*	471	8,803
Concord EFS, Inc.*	488	6,671
Convergys Corp.*	184	3,375
Equifax, Inc.	47	1,047
First Data Corp.	117	4,675
Fiserv, Inc.*	64	2,319
H&R Block, Inc.	59	2,546
Paychex, Inc.	125	4,241
Pitney Bowes, Inc.	78	2,989
R.R. Donnelley & Sons Co.	38	945
Robert Half International, Inc.*	57	1,112
Sabre Holdings Corp.	48	1,032
Waste Management, Inc.	196	5,129
		59,011
Electrical Equipment 0.1%
American Power Conversion Corp.	65	1,114
Cooper Industries, Inc. "A"	31	1,489
Emerson Electric Co.	139	7,318
Molex, Inc.	63	1,801
Power-One, Inc.*	28	288
Thomas & Betts Corp.*	19	301
		12,311
Industrial Conglomerates 0.6%
3M Co.	260	17,958
General Electric Co.	3,323	99,059
Textron, Inc.	45	1,775
Tyco International Ltd.	663	13,545
		132,337
Machinery 0.2%
Caterpillar, Inc.	150	10,326
Cummins, Inc.	14	622
Danaher Corp.	51	3,767
Deere & Co.	79	4,211
Dover Corp.	67	2,370
Eaton Corp.	25	2,216
Illinois Tool Works, Inc.	102	6,759
Ingersoll-Rand Co. "A"	57	3,046
ITT Industries, Inc.	31	1,855
Navistar International Corp.*	22	820
PACCAR, Inc.	38	2,838
Pall Corp.	41	920
Parker-Hannifin Corp.	39	1,743
		41,493
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	123	3,551
CSX Corp.	71	2,077
Norfolk Southern Corp.	130	2,405
Union Pacific Corp.	85	4,944
		12,977
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	30	1,427
Information Technology 2.6%
Communications Equipment 0.4%
ADC Telecommunications, Inc.*	268	624
Andrew Corp.*	51	627
Avaya, Inc.*	138	1,504
CIENA Corp.*	157	928
Cisco Systems, Inc.*	2,329	45,509
Comverse Technologies, Inc.*	63	942
Corning, Inc.*	441	4,154
JDS Uniphase Corp.*	475	1,710
Lucent Technologies, Inc.*	1,381	2,983
Motorola, Inc.	772	9,241
QUALCOMM, Inc.	264	10,993
Scientific-Atlanta, Inc.	49	1,526
Tellabs, Inc.*	138	937
		81,678
Computers & Peripherals 0.6%
Apple Computer, Inc.*	120	2,476
Dell, Inc.*	852	28,448
EMC Corp.*	728	9,195
Gateway, Inc.*	108	611
Hewlett-Packard Co.	1,013	19,612
International Business Machines Corp.	574	50,701
Lexmark International, Inc.*	42	2,646
NCR Corp.*	32	1,014
Network Appliance, Inc.*	114	2,340
Sun Microsystems, Inc.*	1,072	3,548
		120,591
Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*	264	5,837
Jabil Circuit, Inc.*	159	4,142
Millipore Corp.*	16	737
PerkinElmer, Inc.	42	643
Sanmina Corp.*	169	1,639
Solectron Corp.*	275	1,609
Symbol Technologies, Inc.	77	920
Tektronix, Inc.*	28	693
Thermo Electron Corp.	55	1,194
Waters Corp.*	41	1,125
		18,539
Internet Software & Services 0.0%
Yahoo!, Inc.*	202	7,147
IT Consulting & Services 0.1%
Computer Sciences Corp.*	62	2,329
Electronic Data Systems Corp.	159	3,212
SunGard Data Systems, Inc.*	187	4,920
Unisys Corp.*	110	1,488
		11,949
Office Electronics 0.0%
Xerox Corp.*	262	2,688
Semiconductor Equipment & Products 0.6%
Advanced Micro Devices, Inc.*	115	1,278
Altera Corp.*	128	2,419
Analog Devices, Inc.*	121	4,600
Applied Materials, Inc.*	550	9,977
Applied Micro Circuits Corp.*	101	492
Broadcom Corp. "A"*	190	5,058
Intel Corp.	2,159	59,394
KLA-Tencor Corp.*	63	3,238
Linear Technology Corp.	104	3,724
LSI Logic Corp.*	365	3,281
Maxim Integrated Products, Inc.	108	4,266
Micron Technology, Inc.*	202	2,711
National Semiconductor Corp.*	61	1,970
Novellus Systems, Inc.*	50	1,688
NVIDIA Corp.*	53	843
PMC-Sierra, Inc.*	57	752
QLogic Corp.*	32	1,504
Teradyne, Inc.*	63	1,172
Texas Instruments, Inc.	575	13,110
Xilinx, Inc.*	113	3,222
		124,699
Software 0.8%
Adobe Systems, Inc.	78	3,062
BMC Software, Inc.*	75	1,045
Citrix Systems, Inc.*	55	1,214
Computer Associates International, Inc.	192	5,013
Compuware Corp.*	127	681
Electronic Arts, Inc.*	48	4,427
Intuit, Inc.*	118	5,692
Mercury Interactive Corp.*	28	1,271
Microsoft Corp.	3,587	99,675
Novell, Inc.*	124	661
Oracle Corp.*	1,736	19,478
Parametric Technology Corp.*	89	278
PeopleSoft, Inc.*	121	2,201
Siebel Systems, Inc.*	164	1,594
Symantec Corp.*	89	5,609
VERITAS Software Corp.*	218	6,845
		158,746
Materials 0.4%
Chemicals 0.2%
Air Products & Chemicals, Inc.	75	3,383
Dow Chemical Co.	305	9,925
E.I. du Pont de Nemours & Co.	214	8,562
Eastman Chemical Co.	25	838
Ecolab, Inc.	87	2,197
Engelhard Corp.	42	1,162
Hercules, Inc.*	37	419
Monsanto Co.	189	4,525
PPG Industries, Inc.	82	4,282
Praxair, Inc.	54	3,345
Rohm & Haas Co.	74	2,475
Sigma-Aldrich Corp.	23	1,195
		42,308
Construction Materials 0.0%
Vulcan Materials Co.	34	1,357
Containers & Packaging 0.0%
Ball Corp.	18	972
Pactiv Corp.*	174	3,529
Sealed Air Corp.*	28	1,322
Temple-Inland, Inc.	18	874
		6,697
Metals & Mining 0.1%
Alcoa, Inc.	281	7,351
Allegheny Technologies, Inc.	27	177
Freeport-McMoRan Copper & Gold, Inc. "B"	56	1,854
Newmont Mining Corp.	135	5,277
Phelps Dodge Corp.*	29	1,357
Worthington Industries, Inc.	29	364
		16,380
Paper & Forest Products 0.1%
Boise Cascade Corp.	19	524
Georgia-Pacific Corp.	84	2,036
International Paper Co.	159	6,204
Louisiana-Pacific Corp.*	35	482
Weyerhaeuser Co.	115	6,722
		15,968
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.4%
ALLTEL Corp.	104	4,819
AT&T Corp.	262	5,646
BellSouth Corp.	613	14,516
CenturyTel, Inc.	120	4,067
Citizens Communications Co.*	95	1,065
Qwest Communications International, Inc.*	562	1,911
SBC Communications, Inc.	1,102	24,520
Sprint Corp.	300	4,530
Verizon Communications, Inc.	915	29,683
		90,757
Wireless Telecommunication Services 0.1%
AT&T Wireless Services, Inc.*	900	7,362
Nextel Communications, Inc. "A"*	343	6,754
Sprint Corp. (PCS Group)*	344	1,971
		16,087
Utilities 0.4%
Electric Utilities 0.3%
Ameren Corp.	54	2,317
American Electric Power Co.	131	3,930
CenterPoint Energy, Inc.	102	935
CINergy Corp.	59	2,165
CMS Energy Corp.	48	354
Consolidated Edison, Inc.	75	3,057
Constellation Energy Group, Inc.	55	1,968
Dominion Resources, Inc.	107	6,623
DTE Energy Co.	55	2,029
Edison International*	237	4,527
Entergy Corp.	75	4,061
Exelon Corp.	108	6,858
FirstEnergy Corp.	108	3,445
FPL Group, Inc.	61	3,855
PG&E Corp.*	137	3,274
Pinnacle West Capital Corp.	31	1,101
Progress Energy, Inc.	81	3,601
Public Service Enterprise Group, Inc.	135	5,670
Southern Co.	242	7,095
TECO Energy, Inc.	62	857
TXU Corp.	107	2,521
		70,243
Gas Utilities 0.1%
KeySpan Corp.	52	1,824
Kinder Morgan, Inc.	41	2,214
NICOR, Inc.	15	527
NiSource, Inc.	87	1,738
Peoples Energy Corp.	12	497
Sempra Energy	70	2,055
		8,855
Multi-Utilities & Unregulated Power 0.0%
AES Corp.*	206	1,529
Calpine Corp.*	128	626
Duke Energy Corp.	45	801
Dynegy, Inc. "A"	124	446
Williams Companies, Inc.	172	1,620
		5,022
Other 0.0%
Standard & Poor's 500 Depository Receipt Trust*	107	10,689
Total Common Stocks (Cost $2,885,509)		3,064,851

	Principal Amount ($)	Value ($)

Corporate Bonds 10.4%
Consumer Discretionary 1.4%
AOL Time Warner, Inc.:
6.125%, 4/15/2006	30,000	32,525
6.75%, 4/15/2011	65,000	72,584
Comcast Corp., 7.05%, 3/15/2033	65,000	71,238
General Motors Corp., 8.375%, 7/15/2033	15,000	15,684
Time Warner, Inc.:
7.57%, 2/1/2024	45,000	50,564
8.11%, 8/15/2006	35,000	39,921
		282,516
Energy 0.4%
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	85,000	88,698
Financials 4.1%
American General Finance Co., 4.625%, 9/1/2010	110,000	112,722
American International Group, Inc., 144A, 4.25%, 5/15/2013	105,000	101,247
Citigroup, Inc., 5.875%, 2/22/2033	65,000	65,771
Ford Motor Credit Co.:
5.8%, 1/12/2009	30,000	30,250
7.0%, 10/1/2013	20,000	20,009
7.5%, 3/15/2005	30,000	31,832
General Motors Acceptance Corp., 7.75%, 1/19/2010	100,000	110,051
Ohio National Financial Services, 144A, 6.35%, 4/1/2013	30,000	31,324
Pemex Project Funding Master Trust, 8.5%, 2/15/2008	100,000	116,000
Prudential Financial, Inc., 4.5%, 7/15/2013	85,000	82,843
Verizon Global Funding Corp., 7.25%, 12/1/2010	115,000	134,782
		836,831
Health Care 0.7%
Health Care Service Corp., 144A, 7.75%, 6/15/2011	115,000	136,506
Industrials 0.6%
BAE System 2001 Asset Trust "B", Series B 2001, 144A, 7.156%, 12/15/2011	37,601	41,533
Systems 2001 Asset Trust LLC "G", Series 2001, 144A, 6.664%, 9/15/2013	82,188	92,065
		133,598
Utilities 3.2%
AEP Texas Central Co., 144A, 5.5%, 2/15/2013	13,000	13,441
Appalachian Power Co., 5.95%, 5/15/2033	60,000	57,298
Centerpoint Energy Houston, 144A, 6.95%, 3/15/2033	40,000	44,386
Cincinnati Gas & Electric Co., Series A, 5.4%, 6/15/2033	45,000	41,348
Columbus Southern Power, 144A, 6.6%, 3/1/2033	40,000	42,806
Consumers Energy Co., 6.25%, 9/15/2006	135,000	147,576
Old Dominion Electric, 6.25%, 6/1/2011	185,000	207,665
Potomac Edison Co., 8.0%, 6/1/2024	75,000	78,750
Xcel Energy, Inc., 7.0%, 12/1/2010	30,000	33,946
		667,216
Total Corporate Bonds (Cost $2,040,713)		2,145,365

Asset Backed 11.2%
Automobile Receivables 4.4%
AmeriCredit Automobile Receivables Trust "A4", Series 2001-C, 5.01%, 7/14/2008	115,000	119,602
Felco Funding II LLC "A4", Series 2000-1, 7.72%, 12/15/2005	169,354	170,269
Household Automotive Trust "A4A", Series 2002-3, 3.44%, 5/18/2009	105,000	107,562
MMCA Automobile Trust:
"A4", Series 2002-2, 4.3%, 3/15/2010	120,000	122,036
"A4", Series 2002-1, 5.37%, 1/15/2010	71,070	72,768
Ryder Vehicle Lease Trust, "A4", Series 2001-A, 5.81%, 8/15/2006	200,000	204,931
WFS Financial Owner Trust, "A4", Series 2003-3, 3.25%, 5/20/2011	110,000	111,594
		908,762
Home Equity Loans 3.8%
Conseco Finance:
"AF5", Series 1999-H, 7.6%, 11/15/2029	430,000	454,843
"AF6", Series 2000-B, 7.8%, 5/15/2020	278,322	294,751
Long Beach Mortgage Loan Trust "M3", Series 2001-4, 3.87%**, 3/25/2032	35,000	32,975
		782,569
Manufactured Housing Receivables 2.1%
Greenpoint Manufactured Housing "A3", Series 1999-5, 7.33%, 8/15/2020	430,000	441,074
Miscellaneous 0.9%
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	65,000	74,691
PSE&G Transition Funding LLC, Series 2001-1, 6.61%, 6/15/2015	105,000	121,474
		196,165
Total Asset Backed (Cost $2,265,026)		2,328,570

Foreign Bonds - US$ Denominated 4.2%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022	185,000	206,386
Inversiones CMPC SA, 144A, 4.875%, 6/18/2013	85,000	82,029
PacifiCorp Australia LLC, 6.15%, 1/15/2008	85,000	93,804
Petroleos Mexicanos, 9.5%, 9/15/2027	20,000	24,200
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011	200,000	220,846
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	55,000	52,639
Royal Bank of Scotland, 8.817%, 9/30/2049	75,000	82,274
United Mexican States, 7.5%, 4/8/2033	11,000	11,495
WMC Finance USA, 5.125%, 5/15/2013	105,000	104,169
Total Foreign Bonds - US$ Denominated (Cost $831,299)		877,842

US Treasury Obligations 5.1%
US Treasury Bond, 6.0%, 2/15/2026	461,000	525,486
US Treasury Note:
1.625%, 4/30/2005	233,000	234,365
6.125%, 8/15/2007	206,000	234,647
US Treasury STRIPs, Principal only, 5.493%****, 8/15/2026	180,000	52,973
Total US Treasury Obligations (Cost $1,046,290)		1,047,471

US Government Agency Pass-Thrus 9.5%
Federal Home Loan Mortgage Corp., 5.0%, 10/1/2033 (d)	110,000	109,966
Federal National Mortgage Association:
4.5%, 10/1/2033 (d)	110,000	106,494
5.0% with various maturities from 10/1/2018 until 7/1/2023 (d)	338,515	345,895
5.5% with various maturities from 2/1/2018 until 9/1/2033 (d)	817,571	838,410
6.0% with various maturities from 3/1/2015 until 10/1/2033	191,227	198,432
6.361%, 7/1/2008	326,695	359,348
Total US Government Agency Pass-Thrus (Cost $1,911,263)		1,958,545

Collateralized Mortgage Obligations 10.9%
Countrywide Home Loans, "2A7", Series 2001-24, 6.25%, 1/25/2032	80,041	80,018
Federal Home Loan Mortgage Corp.:
"QA", Series 2649, 3.5%, 3/15/2010	105,000	107,255
"BM", Series 2497, 5.0%, 2/15/2022	41,064	42,809
"DG", Series 2662, 5.0%, 10/15/2022	120,000	119,166
"PE", Series 2378, 5.5%, 11/15/2016	30,000	31,776
"PE", Series 2512, 5.5%, 2/15/2022	110,000	114,906
"PE", Series 2459, 5.5%, 6/15/2030	16,782	16,926
"PE", Series 2405, 6.0%, 1/15/2017	80,000	86,172
"AE", Series 2293, 6.0%, 1/15/2029	26,936	27,360
"PE", Series 2208, 7.0%, 12/15/2028	9,247	9,294
"PR", Series 2198, 7.0%, 12/15/2028	21,769	22,248
"A5", Series T-42, 7.5%, 2/25/2042	33,375	36,597
Federal National Mortgage Association:
"2A3", Series 2003-W3, 4.16%, 6/25/2042	50,000	51,269
"JT", Series 2003-6, 4.5%, 6/25/2016	125,000	126,272
"A2", Series 2002-W9, 4.7%, 8/25/2042	25,000	25,269
"A2", Series 2002-W10, 4.7%, 8/25/2042	25,000	25,922
"2A3", Series 2003-W15, 4.71%, 8/25/2043	70,000	70,952
Series 2001-76, 5.0%, 5/25/2012	95,000	96,468
"OC", Series 2001-69, 5.5%, 7/25/2011	60,789	60,851
"PB", Series 2002-47, 5.5%, 9/25/2012	78,792	78,823
"QN", Series 2001-51, 6.0%, 10/25/2016	115,000	122,953
"VD", Series 2002-56, 6.0%, 4/25/2020	25,000	25,668
"A2", Series 1998-M1, 6.25%, 1/25/2008	98,587	108,180
"1A2", Series 2003-W3, 7.0%, 8/25/2042	55,576	60,266
"2A", Series 2003-W8, 7.0%, 10/25/2042	44,656	48,810
"1A3", Series 2003-W2, 7.5%, 2/15/2033	86,251	94,579
Federal National Mortgage Association Grantor Trust:
"A2", Series 2002-T16, 7.0%, 7/25/2042	108,038	117,154
"A2", Series 2002-T19, 7.0%, 7/25/2042	115,141	124,856
"A2B", Series T-56, 4.29%, 5/25/2033	90,000	92,678
GSMPS Mortgage Loan Trust, Series A, 144A, 7.75%, 9/20/2027	48,862	52,655
Master Asset Securitization Trust, Series 2003-6, 5.5%, 7/25/2033	28,520	28,768
Residential Funding Mortgage Security I, Series 2003-S2, 5.0%, 2/25/2033	58,997	60,264
Wells Fargo Mortgage Backed Securities Trust, Series 2003-6, 5.0%, 6/25/2018	80,876	82,175
Total Collateralized Mortgage Obligations (Cost $2,227,595)		2,249,359

Municipal Investments 2.8%
Atlantic City, NJ, Core City GO, Series B, 4.5%, 8/1/2008 (c)	80,000	84,384
Illinois, State GO, 4.95%, 6/1/2023	80,000	75,530
Maryland, Hospital & Healthcare Revenue, Hospital Healthcare Systems Inc., 7.865%, 2/15/2027 (c)	95,000	114,401
Virginia, Multi Family Housing Revenue, Housing Development Authority, Series A, 6.51%, 5/1/2019 (c)	290,000	306,849
Total Municipal Investments (Cost $504,728)		581,164

Short-Term Investments 15.1%
US Treasury Bill:
0.86%***, 10/23/2003	140,000	139,921
0.93%***, 12/11/2003 (e)	3,000,000	2,994,557
Total Short-Term Investments (Cost $3,134,424)		3,134,478

	Shares	Value ($)

Cash Equivalents 15.5%
Cash Management Fund Institutional, 0.87% (b) (Cost $3,214,243)	3,214,243	3,214,243

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $20,061,090) (a)	99.5	20,601,888
Other Assets and Liabilities, Net	0.5	107,982
Net Assets	100.0	20,709,870

* Non-income producing security.
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2003.
*** Annualized yield at time of purchase; not a coupon rate.
**** Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $20,507,507. At September 30, 2003, net unrealized appreciation for all securities based on tax cost was $94,381. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $685,911 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $591,530.
(b) Cash Management Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven day yield at period end.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
MBIA	Municipal Bond Investors Assurance

(d) Mortgage dollar rolls included.
(e) At September 30, 2003, this security has been pledged to cover in whole or in part, initial requirements for open futures contracts.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2003, open futures contracts were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Japan Bond	12/11/2003	1	1,225,173	1,226,156	983
10 Year US Treasury Note	12/19/2003	4	435,702	458,500	22,798
DAX Index	12/19/2003	3	314,474	285,475	(28,999)
Euro-Bund	12/8/2003	2	263,159	268,219	5,060
S&P 500 Index	12/18/2003	1	254,320	248,525	(5,795)
Topix Index	12/11/2003	3	278,928	272,703	(6,225)
Total net unrealized depreciation					(12,178)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2003 (Unaudited)
Assets	Asset Management Portfolio	Asset Management Portfolio II	Asset Management Portfolio III
Investments: Investments in securities, at value(a)	$ 624,321,081	$ 53,210,164	$ 17,387,645
Investment in Cash Management Fund Institutional(b)	66,434,735	9,682,168	3,214,243
Total investments in securities, at value	690,755,816	62,892,332	20,601,888
Cash	-	-	228
Foreign currency, at value(c)	21,242,820	1,898,518	621,278
Receivable for investments sold	24,329,854	2,011,617	535,351
Dividends receivable	451,963	24,991	3,730
Interest receivable	1,805,732	224,598	86,219
Receivable for shares of beneficial interest subscribed	-	84	-
Unrealized appreciation on forward foreign currency exchange contracts	7,409,667	482,509	128,366
Total assets	745,995,852	67,534,649	21,977,060
Liabilities
Due to custodian bank	2,504,612	1,219	-
Payable for investments purchased	35,356,489	3,492,810	837,143
Payable for daily variation margin on open futures contracts	355,610	13,402	7,276
Payable for investments purchased - mortgage dollar rolls	4,846,020	981,799	404,501
Deferred mortgage dollar roll income	7,773	1,364	692
Unrealized depreciation on forward foreign currency exchange contracts	208,164	19,323	8,096
Accrued investment advisory fee	169,142	14,264	4,543
Other accrued expenses and payables	65,035	49,537	4,939
Total liabilities	43,512,845	4,573,718	1,267,190
Net assets, at value	$ 702,483,007	$ 62,960,931	$ 20,709,870

a Cost of $602,840,924, $51,627,612 and $16,846,847, respectively.
b Cost of $66,434,735, $9,682,168 and $3,214,243, respectively.
c Foreign cash has a cost basis of $20,451,694, $1,832,588 and $601,355, respectively.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2003 (Unaudited)
Investment Income	Asset Management Portfolio	Asset Management Portfolio II	Asset Management Portfolio III
Dividends(a)	$ 3,034,273	$ 135,035	$ 10,937
Dividends - Cash Management Fund Institutional	70,940	36,803	13,726
Interest	5,653,833	721,624	279,811
Total income	8,759,046	893,462	304,474
Expenses: Investment advisory fees	2,038,868	186,337	60,786
Administrator service fees	333,975	29,539	9,743
Legal	176	14,990	4,768
Auditing	14,806	34,024	13,911
Trustees' fees and expenses	8,799	59	1,114
Other	12,279	598	5,023
Total expenses, before expense reductions	2,408,903	265,547	95,345
Expense reductions	(545,286)	(88,309)	(36,888)
Total expenses, after expense reductions	1,863,617	177,238	58,457
Net investment income (loss)	6,895,429	716,224	246,017
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	3,476,564	477,736	183,180
Futures	1,486,775	166,382	10,634
Foreign currency related transactions	3,122,594	309,100	76,699
	8,085,933	953,218	270,513
Net unrealized appreciation (depreciation) during the period on: Investments	53,381,252	2,737,237	326,080
Futures	(1,962,477)	(33,156)	(21,098)
Foreign currency related transactions	7,675,577	481,393	132,354
	59,094,352	3,185,474	437,336
Net gain (loss) on investment transactions	67,180,285	4,138,692	707,849
Net increase (decrease) in net assets resulting from operations	$ 74,075,714	$ 4,854,916	$ 953,866

a Net of foreign taxes withheld of $407, $22 and none, respectively.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Asset Management Portfolio
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income (loss)	$ 6,895,429	$ 12,813,218
Net realized gain (loss) on investment transactions	8,085,933	(61,629,120)
Net unrealized appreciation (depreciation) on investment transactions during the period	59,094,352	(15,507,801)
Net increase (decrease) in net assets resulting from operations	74,075,714	(64,323,703)
Capital transaction in shares of beneficial interest: Proceeds from capital invested	120,648,234	315,981,347
Value of capital withdrawn	(89,215,108)	(235,697,310)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	31,433,126	80,284,037
Increase (decrease) in net assets	105,508,840	15,960,334
Net assets at beginning of period	596,974,167	581,013,833
Net assets at end of period	$ 702,483,007	$ 596,974,167

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Asset Management Portfolio II
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income (loss)	$ 716,224	$ 1,774,220
Net realized gain (loss) on investment transactions	953,218	(4,903,420)
Net unrealized appreciation (depreciation) on investment transactions during the period	3,185,474	(376,706)
Net increase (decrease) in net assets resulting from operations	4,854,916	(3,505,906)
Capital transaction in shares of beneficial interest: Proceeds from capital invested	10,798,978	12,796,947
Value of capital withdrawn	(4,677,308)	(33,360,391)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	6,121,670	(20,563,444)
Increase (decrease) in net assets	10,976,586	(24,069,350)
Net assets at beginning of period	51,984,345	76,053,695
Net assets at end of period	$ 62,960,931	$ 51,984,345

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Asset Management Portfolio III
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income (loss)	$ 246,017	$ 697,610
Net realized gain (loss) on investment transactions	270,513	(635,303)
Net unrealized appreciation (depreciation) on investment transactions during the period	437,336	202,196
Net increase (decrease) in net assets resulting from operations	953,866	264,503
Capital transaction in shares of beneficial interest: Proceeds from capital invested	5,682,421	13,173,115
Value of capital withdrawn	(2,795,488)	(23,440,500)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	2,886,933	(10,267,385)
Increase (decrease) in net assets	3,840,799	(10,002,882)
Net assets at beginning of period	16,869,071	26,871,953
Net assets at end of period	$ 20,709,870	$ 16,869,071

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Asset Management Portfolio

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	702	597	581	552	733	704
Ratio of expenses before expense reductions (%)	.71*	.76	.74	.76	.76	.76
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.59	.60	.60
Ratio of net investment income (loss) (%)	2.04*	2.61	2.84	3.19	2.69	2.91
Portfolio turnover rate (%)	146*	133	90	118	222	109
Total investment return (%)[b,c]	12.22**	(11.88)	2.08	-	-	-

Asset Management Portfolio II

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63	52	76	84	99	78
Ratio of expenses before expense reductions (%)	.90*	.84	.80	.79	.79	.81
Ratio of expenses after expense reductions (%)	.60*	.60	.60	.60	.60	.60
Ratio of net investment income (loss) (%)	2.43*	3.07	3.44	4.26	3.43	3.15
Portfolio turnover rate (%)	167*	116	127	139	273	202
Total investment return (%)[b,d]	8.99**	(5.23)	2.97	-	-	-
[a] For the six months ended September 30, 2003 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total investment return for the Portfolio was derived from the performance of the Premier Class of Scudder Lifecycle Long Range Fund.
[d] Total investment return for the Portfolio was derived from the performance of the Investment Class of Scudder Lifecycle Mid Range Fund.
* Annualized
** Not annualized

Asset Management Portfolio III

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	17	27	30	38	44
Ratio of expenses before expense reductions (%)	.98*	.93	.94	.87	.85	.83
Ratio of expenses after expense reductions (%)	.60*	.60	.60	.60	.60	.60
Ratio of net investment income (loss) (%)	2.53*	3.32	4.09	5.25	4.02	3.97
Portfolio turnover rate (%)	279*	162	153	148	354	344
Total investment return (%)[b,c]	5.50**	1.44	3.84	-	-	-
[a] For the six months ended September 30, 2003 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total investment return for the Portfolio was derived from the performance of the Investment Class of Scudder Lifecycle Short Range Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Asset Management Portfolio and Scudder Investment Portfolios are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies organized as New York business trusts (the "Trusts"). Asset Management Portfolio II and Asset Management Portfolio III are each a series of Scudder Investment Portfolios, formerly BT Investment Portfolios.

The financial statements of each of Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio," and collectively the "Portfolios") are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of each Portfolio. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of each Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). Each Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, each Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by each Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by each Portfolio. When entering into a closing transaction, each Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit each Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, each Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Each Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, each Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. Each Portfolio may enter into mortgage dollar rolls in which a Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

When-Issued/Delayed Delivery Securities. Each Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. Each Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as each Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Each Portfolio makes a daily allocation of its income, expenses and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in each Portfolio.

B. Purchases and Sales of Securities

During the six months ended September 30, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases ($)	Sales ($)
Asset Management Portfolio excluding US Treasury securities and mortgage dollar roll transactions	273,336,411	209,765,260
US Treasury securities	163,840,345	190,270,040
mortgage dollar roll transactions	27,837,832	27,942,935
Asset Management Portfolio II excluding US Treasury securities and mortgage dollar roll transactions	26,020,702	16,465,912
US Treasury securities	17,427,298	17,635,914
mortgage dollar roll transactions	3,971,685	3,985,670
Asset Management Portfolio III excluding US Treasury securities and mortgage dollar roll transactions	11,023,777	8,742,554
US Treasury securities	7,707,998	7,786,286
mortgage dollar roll transactions	1,775,026	1,781,038

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for each Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for each Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.65% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly. Each Portfolio did not impose a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

Effective April 25, 2003, Northern Trust Investments, Inc. (now Northern Trust Investments, National Association) ("NTI") became each Portfolio's subadvisor and manages the passive equity portion of each Portfolio. NTI is paid directly by DeAM, Inc. for its sub-advisory services.

For the period ended September 30, 2003, the Advisor and Administrator agreed to waive its fees and reimburse expenses of each Portfolio to the extent necessary to maintain the annualized expenses of Asset Management Portfolio at 0.55% and the annualized expenses of each of the Asset Management Portfolio II and Asset Management Portfolio III at 0.60%. The Advisor and Administrator may terminate this voluntary waiver and reimbursement at any time, with respect to any Portfolio, without notice to the shareholder.

For the six months ended September 30, 2003, the Advisory Fee was as follows:

Advisory Fee	Total Aggregated	Amount Waived by DeAM, Inc.	Unpaid at September 30, 2003	Effective Rate
Asset Management Portfolio	$ 2,038,868	$ 545,286	$ 169,142.60%
Asset Management Portfolio II	186,337	88,309	14,264.63%
Asset Management Portfolio III	60,786	36,888	4,543.62%

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.10% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly.

For the six months ended September 30, 2003, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Unpaid at September 30, 2003
Asset Management Portfolio	$ 333,975	$ 53,947
Asset Management Portfolio II	29,539	4,844
Asset Management Portfolio III	9,743	1,598

Deutsche Bank Trust Company Americas ("DBT Co."), an affiliate of each Portfolio's Advisor and Administrator, served as the Portfolios' custodian. Effective June 6, 2003, State Street Bank and Trust Company ("State Street") is the Portfolios' custodian.

Other. Each Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

Trustees' Fees and Expenses. Each Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Forward Foreign Currency Commitments

As of September 30, 2003, the Portfolios had the following open forward foreign currency exchange contracts:

Asset Management Portfolio

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation
USD 26,771,806	CAD	37,261,000	10/3/2003	$ 838,839
USD 27,787,581	EUR	25,771,000	10/6/2003	2,220,440
USD 31,264,636	GBP	19,982,000	10/6/2003	1,923,692
USD 362,387	GBP	224,000	10/6/2003	9,657
USD 14,547,201	JPY	1,670,906,000	10/6/2003	411,709
USD 31,195,159	AUD	49,076,000	10/7/2003	2,005,330
				$ 7,409,667

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized (Depreciation)
CAD 161,000	USD	117,858	10/3/2003	$ (1,444)
JPY 452,937,000	USD	3,903,283	10/6/2003	(151,669)
EUR 1,424,000	USD	1,606,927	10/6/2003	(51,193)
AUD 447,000	USD	298,542	10/7/2003	(3,858)
				$ (208,164)

Asset Management Portfolio II

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation
USD 2,132,606	AUD	3,355,000	10/7/2003	$ 137,091
USD 1,425,152	CAD	1,982,000	10/3/2003	43,522
USD 1,296,057	EUR	1,202,000	10/6/2003	103,565
USD 2,808,452	GBP	1,794,000	10/6/2003	171,222
USD 957,845	JPY	110,019,000	10/6/2003	27,109
				$ 482,509

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized (Depreciation)
JPY 36,611,000	USD	315,503	10/6/2003	$ (12,259)
AUD 152,000	USD	101,518	10/7/2003	(1,312)
EUR 160,000	USD	180,554	10/6/2003	(5,752)
				$ (19,323)

Asset Management Portfolio III

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation
USD 301,049	CAD	491,000	10/3/2003	$ 9,433
USD 61,491	CAD	84,000	10/3/2003	753
USD 250,154	EUR	232,000	10/6/2003	19,989
USD 923,138	GBP	590,000	10/6/2003	56,800
USD 258,356	JPY	29,675,000	10/6/2003	7,312
USD 530,132	AUD	834,000	10/7/2003	34,079
				$ 128,366

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized (Depreciation)
EUR 93,000	USD	104,947	10/6/2003	$ (3,343)
GBP 1,000	USD	1,618	10/6/2003	(43)
JPY 12,982,000	USD	111,875	10/6/2003	(4,347)
AUD 42,000	USD	28,051	10/7/2003	(363)
				$ (8,096)

Currency Abbreviation
CAD	Canadian Dollar	EUR	Euro	AUD	Australian Dollar
GBP	British Pound	JPY	Japanese Yen	USD	US Dollars

E. Line of Credit

Prior to April 11, 2003, each Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, each Portfolio entered into a new revolving credit facility administered by JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

Account Management Resources

For shareholders of Investment and Premier Classes

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Long Range Fund		Mid Range Fund	Short Range Fund
	Investment Class	Premier Class	Investment Class	Investment Class
Nasdaq Symbol	BTILX	BTAMX	BTLRX	BTSRX
CUSIP Number	81111Y 606	81111Y 309	81111R 825	81111R 817
Fund Number	812	567	813	814

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Lifecycle Mid Range Fund

By:                                 /s/Richard T. Hale
                                    ----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Lifecycle Mid Range Fund

By:                                 /s/Richard T. Hale
                                    ----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ----------------------------

By:                                 /s/Charles A. Rizzo
                                    ----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               November 24, 2003
                                    ----------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Lifecycle Short Range Fund

By:                                 /s/Richard T. Hale
                                    ----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Lifecycle Short Range Fund

By:                                 /s/Richard T. Hale
                                    ----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ----------------------------

By:                                 /s/Charles A. Rizzo
                                    ----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               November 24, 2003
                                    ----------------------------